UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 96.1%
	SHARES	VALUE
Consumer Products - 9.5%
Apparel and Shoes - 4.0%
Cherokee	15,000	$549,150
Kenneth Cole Productions Cl. A	802,600	19,559,362
Columbia Sportswear Company a	401,600	22,421,328
Cutter & Buck b	1,053,100	10,183,477
Jones Apparel Group	61,300	1,988,572
K-Swiss Cl. A	1,045,200	31,418,712
Oakley a	105,400	1,797,070
Polo Ralph Lauren Cl. A	279,100	18,054,979
Stride Rite	930,000	12,982,800
Timberland Company Cl. A a	473,100	13,611,087
Warnaco Group (The) a	63,800	1,233,892
Weyco Group b	590,500	13,209,485
Wolverine World Wide	80,200	2,270,462

		149,280,376

Food/Beverage/Tobacco - 0.1%
CoolBrands International a,c	568,000	335,388

Home Furnishing and Appliances - 1.8%
American Technology a,c	77,400	295,668
American Woodmark	432,000	14,554,080
Ethan Allen Interiors	778,000	26,965,480
Furniture Brands International	140,000	2,665,600
Hooker Furniture	49,535	726,183
Natuzzi ADR a	957,700	6,933,748
Stanley Furniture Company b	780,324	16,628,704

		68,769,463

Publishing - 0.5%
Journal Communications Cl. A	48,500	546,595
Scholastic Corporation a	575,500	17,926,825

		18,473,420

Sports and Recreation - 1.7%
Arctic Cat	35,900	595,940
Callaway Golf Company	352,400	4,619,964
Monaco Coach	751,800	8,375,052
Polaris Industries	156,700	6,448,205
Thor Industries	627,000	25,813,590
Winnebago Industries	591,600	18,564,408

		64,417,159

Other Consumer Products - 1.4%
Burnham Holdings Cl. A	117,964	2,028,981
Fossil a	614,300	13,232,022
RC2 Corporation a	799,000	26,790,470
Radica Games	704,250	8,127,045
Universal Electronics a	54,600	1,037,400
Yankee Candle Company	11,900	348,313

		51,564,231

Total		352,840,037

Consumer Services - 12.1%
Direct Marketing - 0.6%
Nu Skin Enterprises Cl. A	1,239,200	21,710,784

Leisure and Entertainment - 0.8%
Carmike Cinemas c	76,100	1,307,398
Dover Downs Gaming & Entertainment	26,783	325,413
4Kids Entertainment a	25,000	412,500
International Speedway Cl. A	338,100	16,850,904
Multimedia Games a	908,900	8,252,812
Steiner Leisure a	64,400	2,708,020

		29,857,047

Media and Broadcasting - 0.4%
Westwood One	2,196,300	15,549,804

Restaurants and Lodgings - 2.3%
Applebee’s International a	1,278,300	27,496,233
Bob Evans Farms	36,094	1,092,926
CBRL Group	270,100	10,920,143
CEC Entertainment a	690,800	21,767,108
IHOP Corporation	48,000	2,224,800
Ruby Tuesday	549,600	15,493,224
Ryan’s Restaurant Group a	384,800	6,106,776

		85,101,210

Retail Stores - 7.0%
America’s Car-Mart a	465,100	7,650,895
AnnTaylor Stores a	226,800	9,493,848
BJ’s Wholesale Club a	727,700	21,234,286
Big Lots a	733,000	14,520,730
Borders Group	20,000	408,000
Buckle (The)	650,400	24,676,176
CarMax a	175,000	7,299,250
Cato Corporation Cl. A	985,950	21,602,164
Charming Shoppes a	835,200	11,926,656
Claire’s Stores a	1,301,400	37,948,824
Deb Shops	417,480	10,704,187
Dollar Tree Stores a	305,500	9,458,280
Dress Barn (The) a	12,222	266,684
Family Dollar Stores	29,900	874,276
Finish Line (The) Cl. A	1,135,100	14,324,962
Pacific Sunwear of California a	945,100	14,252,108
Pep Boys- Manny, Moe & Jack	172,500	2,216,625
Pier 1 Imports	1,151,200	8,541,904
Ross Stores	17,000	431,970
Talbots	223,450	6,089,013
Tiffany & Co.	450,000	14,940,000
Tuesday Morning	548,700	7,615,956
Weis Markets	335,200	13,340,960
Wet Seal (The) Cl. A a	96,700	593,738

		260,411,492

Other Consumer Services - 1.0%
Corinthian Colleges a	580,013	6,269,941
MoneyGram International	377,700	10,975,962
Sotheby’s a	110,500	3,562,520
Universal Technical Institute a	1,057,700	18,922,253

		39,730,676

Total		452,361,013

Financial Intermediaries - 6.5%
Banking - 0.7%
BOK Financial	119,200	6,269,920
Boston Private Financial Holdings	642,300	17,907,324
Investors Financial Services	50,000	2,154,000

		26,331,244

Insurance - 3.0%
Alleghany Corporation a	61,014	17,633,656
Argonaut Group a	181,000	5,616,430
Aspen Insurance Holdings	210,000	5,424,300
Assured Guaranty	787,300	20,414,689
Baldwin & Lyons Cl. B	340,000	8,234,800
Erie Indemnity Company Cl. A	251,000	13,144,870
ProAssurance Corporation a	373,454	18,403,813
RLI	73,631	3,739,718
United Fire & Casualty Company	149,310	4,673,403
Wesco Financial	19,730	8,622,010
Zenith National Insurance	166,450	6,639,691

		112,547,380

Real Estate Investment Trusts - 0.8%
Capital Trust Cl. A	249,400	10,158,062
KKR Financial	761,500	18,687,210

		28,845,272

Securities Brokers - 0.8%
Jefferies Group	35,550	1,013,175
Knight Capital Group Cl. A a	1,532,600	27,893,320

		28,906,495

Other Financial Intermediaries - 1.2%
International Securities Exchange Cl. A	250,000	11,722,500
MarketAxess Holdings a,c	326,800	3,421,596
TSX Group	671,200	29,436,121

		44,580,217

Total		241,210,608

Financial Services - 5.0%
Information and Processing - 1.5%
eFunds Corporation a	1,268,700	30,677,166
PRG-Schultz International a,c	24,500	142,100
SEI Investments Company	468,200	26,308,158

		57,127,424

Insurance Brokers - 0.5%
Gallagher (Arthur J.) & Company	554,800	14,796,516
Hilb Rogal & Hobbs Company	150,000	6,397,500

		21,194,016

Investment Management - 2.9%
AGF Management Cl. B	545,000	11,175,486
AllianceBernstein Holding L.P.	835,400	57,634,246
Federated Investors Cl. B	547,800	18,521,118
GAMCO Investors Cl. A	135,800	5,168,548
Waddel & Reed Financial Cl. A	549,100	13,590,225
Westwood Holdings Group	98,400	1,971,936

		108,061,559

Other Financial Services - 0.1%
Chardan North China Acquisition a,c	154,800	1,354,500

Total		187,737,499

Health - 7.6%
Drugs and Biotech - 1.7%
Accelrys a	40,000	251,600
Applera Corporation- Celera Genomics Group a	446,300	6,212,496
Biosite a	64,400	2,977,212
Endo Pharmaceuticals Holdings a,c	525,230	17,096,236
Hi-Tech Pharmacal a,b	731,053	9,240,510
Lexicon Genetics a	1,497,400	5,645,198
Myriad Genetics a	125,000	3,081,250
Perrigo Company	703,509	11,938,548
ViroPharma a	71,900	875,023
Zila a,c	1,633,500	4,051,080

		61,369,153

Health Services - 1.9%
AMERIGROUP Corporation a	106,700	3,152,985
Cross Country Healthcare a	481,300	8,182,100
Healthcare Services Group	289,900	7,293,884
HealthSouth Corporation a	1,700,000	8,432,000
Hooper Holmes a	2,392,970	8,064,309
Horizon Health a,b	779,400	11,901,438
Lincare Holdings a	331,968	11,499,372
Mediware Information Systems a	45,100	354,937
On Assignment a	85,000	833,850
U.S. Physical Therapy a,b	1,007,575	12,010,294

		71,725,169

Medical Products and Devices - 2.4%
Applera Corporation- Applied Biosystems Group	3,050	100,985
Arrow International	555,798	17,679,934
Datascope	4,700	157,309
IDEXX Laboratories a	181,400	16,532,796
Invacare Corporation	429,300	10,097,136
Orthofix International a	18,100	823,007
Syneron Medical a,c	188,949	4,364,722
Thoratec Corporation a	369,600	5,769,456
Varian Medical Systems a	1,800	96,102
Viasys Healthcare a	327,600	8,923,824
Vital Signs	283,995	16,076,957
Young Innovations	222,550	8,002,898

		88,625,126

Personal Care - 1.6%
CNS	420,017	11,857,080
Inter Parfums	904,800	17,227,392
Nutraceutical International a,b	853,810	11,663,045
Regis Corporation	534,300	19,154,655
USANA Health Sciences a,c	32,790	1,462,106

		61,364,278

Total		283,083,726

Industrial Products - 13.1%
Automotive - 0.7%
Dorman Products a	341,500	3,449,150
Gentex Corporation	647,000	9,193,870
Strattec Security a,b	216,740	8,294,640
Wescast Industries Cl. A	373,700	4,165,781

		25,103,441

Building Systems and Components - 1.7%
Aaon	125,850	2,870,638
Drew Industries a	774,500	19,563,870
Preformed Line Products Company	189,786	6,722,220
Simpson Manufacturing	1,179,800	31,889,994
Teleflex	50,000	2,782,000

		63,828,722

Construction Materials - 1.2%
Ash Grove Cement Company a	50,018	9,903,564
Florida Rock Industries	890,187	34,459,139
NCI Building Systems a	16,300	948,171
St. Lawrence Cement Group Cl. A	13,500	347,359
Vulcan Materials Company	600	46,950

		45,705,183

Industrial Components - 0.4%
CLARCOR	33,100	1,009,219
Intermagnetics General a	48,000	1,298,400
PerkinElmer	324,200	6,137,106
Powell Industries a	317,000	7,015,210

		15,459,935

Machinery - 4.7%
Eagle Test Systems a	654,431	10,811,200
Franklin Electric	408,454	21,705,246
Graco	452,750	17,684,415
Lincoln Electric Holdings	746,186	40,629,828
National Instruments	10,800	295,272
Nordson Corporation	162,700	6,485,222
PAXAR Corporation a	102,800	2,053,944
Rofin-Sinar Technologies a	614,400	37,337,088
Tennant Company	265,900	6,472,006
Woodward Governor Company	870,916	29,210,523

		172,684,744

Metal Fabrication and Distribution - 2.3%
Chaparral Steel Company a	359,286	12,237,281
Cleveland-Cliffs	15,800	602,138
Commercial Metals Company	28,100	571,273
Gibraltar Industries	321,212	7,124,482
IPSCO	318,700	27,621,729
Kaydon Corporation	189,300	7,007,886
Metal Management	510,000	14,198,400
NS Group a	19,100	1,232,905
Schnitzer Steel Industries Cl. A	489,800	15,448,292

		86,044,386

Specialty Chemicals and Materials - 0.4%
Aceto Corporation	166,520	1,172,301
Balchem Corporation a	71,800	1,420,922
Cabot Corporation	200,000	7,440,000
MacDermid	163,700	5,339,894
Quaker Chemical	400	7,780
Schulman (A.)	7,991	187,868

		15,568,765

Other Industrial Products - 1.7%
Brady Corporation Cl. A	1,026,300	36,084,708
Diebold	313,800	13,659,714
Electro Rent a	240,000	4,082,400
HNI Corporation	254,500	10,582,110

		64,408,932

Total		488,804,108

Industrial Services - 8.5%
Advertising and Publishing - 0.1%
MDC Partners Cl. A a	127,700	924,548

Commercial Services - 4.9%
Adesa	704,700	16,285,617
Administaff	455,000	15,333,500
BB Holdings a	94,500	276,907
CBIZ a	254,175	1,855,478
Carlisle Group a	37,800	66,528
Central Parking	45,000	742,500
Collectors Universe	79,187	1,104,659
Copart a	563,100	15,873,789
Exponent a	375,800	6,264,586
FTI Consulting a	318,900	7,991,634
Heidrick & Struggles International a	455,900	16,412,400
Hewitt Associates Cl. A a	565,000	13,706,900
Korn/Ferry International a	852,300	17,847,162
LECG Corporation a	896,700	16,822,092
MPS Group a	873,600	13,200,096
Manpower	1,500	91,905
Navigant Consulting a	465,700	9,341,942
Portfolio Recovery Associates a,c	8,000	350,960
RCM Technologies a	179,500	910,065
Reynolds & Reynolds Company Cl. A	19,500	770,445
SM&A a,b	1,819,900	11,119,589
Viad Corporation	52,225	1,849,287
Watson Wyatt Worldwide Cl. A	354,800	14,518,416
Wright Express a	20,000	481,200

		183,217,657

Engineering and Construction - 0.1%
Dycom Industries a	33,200	713,800

Food and Tobacco Processors - 0.2%
Sunopta a,c	106,510	1,125,811
Zapata Corporation a,b	1,009,600	6,804,704

		7,930,515

Industrial Distribution - 1.0%
Mine Safety Appliances Company	425,000	15,147,000
Ritchie Bros. Auctioneers	476,900	25,566,609

		40,713,609

Printing - 0.1%
Courier Corporation	1,000	37,140
Ennis	190,600	4,126,490

		4,163,630

Transportation and Logistics - 2.0%
Arkansas Best	369,500	15,899,585
Dynamex a	31,740	658,605
Florida East Coast Industries	246,100	14,047,388
Grupo Aeroportuario del Sureste ADR	407,400	15,200,094
Landstar System	2,300	98,210
Nordic American Tanker Shipping	444,600	15,472,080
Patriot Transportation Holding a	80,800	6,105,248
Universal Truckload Services a	363,851	9,449,210

		76,930,420

Other Industrial Services - 0.1%
Landauer	25,000	1,268,750

Total		315,862,929

Natural Resources - 12.0%
Energy Services - 4.2%
Carbo Ceramics	479,300	17,269,179
Ensign Energy Services	1,533,700	25,453,040
Helmerich & Payne	4,600	105,938
Input/Output a,c	666,700	6,620,331
Lufkin Industries	48,849	2,585,089
Oil States International a	658,100	18,097,750
Pason Systems	1,756,400	24,796,235
Patterson-UTI Energy	245,400	5,830,704
Precision Drilling Trust	255,100	7,862,182
RPC	444,425	8,141,866
TETRA Technologies a	619,626	14,970,164
Trican Well Service	1,451,500	24,452,467
Willbros Group a,c	75,000	1,171,500

		157,356,445

Oil and Gas - 3.5%
CE Franklin a,c	103,340	1,160,508
Carrizo Oil & Gas a	22,330	575,891
Cimarex Energy	747,314	26,297,980
Crosstex Energy	143,000	12,808,510
Delta Petroleum a,c	30,200	680,104
Edge Petroleum a	745,500	12,278,385
Mariner Energy a	649,100	11,923,967
Penn Virginia	7,730	490,159
PetroCorp a,d	210,800	0
St. Mary Land & Exploration Company	623,100	22,874,001
SEACOR Holdings a	186,500	15,386,250
Unit Corporation a	595,500	27,375,135

		131,850,890

Precious Metals and Mining - 3.7%
Agnico-Eagle Mines	772,800	24,057,264
Apex Silver Mines a	209,500	3,490,270
Eldorado Gold a	1,989,400	8,653,890
Glamis Gold a	267,900	10,563,297
Goldcorp	24,400	575,840
Golden Star Resources a,c	1,675,300	4,573,569
Hecla Mining Company a	2,641,800	15,163,932
International Coal Group a,c	1,598,240	6,744,573
Ivanhoe Mines a,c	1,929,700	12,079,922
Kingsgate Consolidated a	109,447	374,410
Meridian Gold a	909,900	22,620,114
Minefinders Corporation a	587,700	5,365,701
Pan American Silver a	364,500	7,122,330
Silver Standard Resources a	734,000	16,206,720

		137,591,832

Real Estate - 0.6%
The St. Joe Company	413,800	22,705,206

Total		449,504,373

Technology - 17.0%
Aerospace and Defense - 0.5%
Curtiss-Wright	369,500	11,214,325
Innovative Solutions and Support a,c	244,200	3,548,226
Integral Systems	101,500	3,172,890
TVI Corporation a	594,220	1,253,804

		19,189,245

Components and Systems - 3.2%
American Power Conversion	652,000	14,317,920
DDi Corporation a,c	132,600	1,026,324
Digi International a	1,160,400	15,665,400
Dionex Corporation a	301,526	15,359,734
Electronics for Imaging a	61,700	1,411,696
Energy Conversion Devices a	25,000	926,000
Excel Technology a	159,900	4,731,441
Hutchinson Technology a	50,000	1,051,500
International DisplayWorks a,c	172,000	1,095,640
Nam Tai Electronics	687,540	8,449,867
Plexus Corporation a	672,100	12,904,320
Richardson Electronics	564,662	5,098,898
Rimage Corporation a	430,803	9,658,603
TTM Technologies a	300,000	3,510,000
Technitrol	400,500	11,954,925
Tektronix	394,100	11,401,313

		118,563,581

Distribution - 1.3%
Benchmark Electronics a	689,850	18,543,168
Brightpoint a	74,800	1,063,656
Insight Enterprises a	488,700	10,072,107
Nu Horizons Electronics a	833,134	10,614,127
Solectron Corporation a	2,767,900	9,023,354

		49,316,412

Internet Software and Services - 0.5%
CNET Networks a	604,200	5,788,236
Corillian Corporation a,c	1,049,077	2,874,471
Digitas a	15,800	151,996
eResearch Technology a,c	625,800	5,075,238
WebEx Communications a	131,800	5,142,836

		19,032,777

IT Services - 3.1%
BearingPoint a	1,997,100	15,697,206
Black Box	273,900	10,660,188
Ceridian Corporation a	169,400	3,787,784
Forrester Research a	269,100	7,080,021
Gartner a	903,400	15,890,806
Keane a	223,380	3,218,906
MAXIMUS	654,200	17,074,620
Perot Systems Cl. A a	2,380,000	32,820,200
Sapient Corporation a	698,400	3,806,280
Syntel	99,348	2,250,232
TriZetto Group (The) a	105,700	1,600,298

		113,886,541

Semiconductors and Equipment - 3.7%
ADE Corporation a	1,800	57,636
Advanced Energy Industries a	7,800	132,912
Cabot Microelectronics a	300,000	8,646,000
Catalyst Semiconductor a	319,800	1,080,924
Cognex Corporation	698,135	17,634,890
Cohu	38,565	687,614
DSP Group a	49,500	1,131,075
Diodes a	296,000	12,778,320
Dolby Laboratories Cl. A a	676,800	13,434,480
Entegris a	1,785,800	19,483,078
Exar Corporation a	306,741	4,076,588
Fairchild Semiconductor International a	925,000	17,297,500
GSI Group a	164,000	1,533,400
IXYS Corporation a	728,315	6,110,563
MIPS Technologies a	1,151,900	7,775,325
OmniVision Technologies a	301,700	4,305,259
Semitool a,b	1,710,367	17,685,195
Teradyne a	38,500	506,660
Varian a	50,000	2,293,500

		136,650,919

Software - 1.7%
Fair Isaac	89,100	3,258,387
InterVideo a	252,600	3,218,124
iPass a,c	2,600,528	12,170,471
Macrovision Corporation a	84,500	2,001,805
ManTech International Cl. A a	484,955	16,008,365
PAR Technology a,c	187,700	1,702,439
Pervasive Software a,b	1,922,600	7,382,784
SPSS a	23,825	593,957
Transaction Systems Architects Cl. A a	488,290	16,758,113

		63,094,445

Telecommunications - 3.0%
ADTRAN	583,200	13,903,488
Catapult Communications a,b	983,525	8,222,269
Comtech Group a,c	84,100	1,258,977
Foundry Networks a	1,986,000	26,115,900
Globecomm Systems a	68,362	583,811
Intervoice a	925,200	5,865,768
KVH Industries a	231,000	2,945,250
Level 3 Communications a	300,000	1,605,000
Linktone ADR a,c	189,100	971,974
NETGEAR a	1,260,800	25,959,872
Novatel Wireless a	11,700	112,671
Premiere Global Services a	1,398,500	12,138,980
ViaSat a	19,900	499,092
West Corporation a	276,200	13,340,460

		113,523,512

Total		633,257,432

Miscellaneous (e) - 4.8%
Total		178,908,699

TOTAL COMMON STOCKS
(Cost $2,957,537,103)		3,583,570,424

REPURCHASE AGREEMENTS - 3.1%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $41,885,794 (collateralized by obligations of various U.S. Government Agencies, valued at $42,914,931) (Cost $41,868,000)		41,868,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $75,032,375 (collateralized by obligations of various U.S. Government Agencies, valued at $76,538,102) (Cost $75,000,000)		75,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $116,868,000)		116,868,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.7%
Money Market Funds
AIM Liquid Assets Institutional Fund (7 day yield-5.18%)		24,571,702
Janus Institutional Money Market Fund (7 day yield-5.17%)		2,572,885

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $27,144,587)		27,144,587

TOTAL INVESTMENTS - 99.9%
(Cost $3,101,549,690)		3,727,583,011

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		1,428

NET ASSETS - 100.0%		$3,727,584,439

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 86.9%
	SHARES	VALUE
Consumer Products - 3.5%
Apparel and Shoes - 1.4%
Jos. A. Bank Clothiers a	186,300	$5,581,548
LaCrosse Footwear a	241,492	2,953,447
Shoe Pavilion a	442,200	3,228,060

		11,763,055

Food/Beverage/Tobacco - 0.4%
Jones Soda a,c	167,800	1,501,810
Monterey Gourmet Foods a	374,500	1,415,610

		2,917,420

Sports and Recreation - 1.0%
Arctic Cat	129,200	2,144,720
Sturm, Ruger & Company a	828,700	6,414,138

		8,558,858

Other Consumer Products - 0.7%
RC2 Corporation a	133,700	4,482,961
Radica Games	122,000	1,407,880

		5,890,841

Total		29,130,174

Consumer Services - 5.2%
Leisure and Entertainment - 1.9%
Dover Downs Gaming & Entertainment	222,000	2,697,300
FortuNet a,c	213,700	2,179,740
Multimedia Games a	370,700	3,365,956
New Frontier Media a	652,100	5,379,825
Progressive Gaming International a	306,400	2,512,480

		16,135,301

Restaurants and Lodgings - 0.3%
Benihana Cl. A a	86,185	2,499,365

Retail Stores - 3.0%
A.C. Moore Arts & Crafts a	394,900	7,514,947
Buckle (The)	136,000	5,159,840
Cache a	210,350	3,763,162
Cato Corporation Cl. A	249,300	5,462,163
Duckwall-ALCO Stores a	83,950	3,124,619

		25,024,731

Total		43,659,397

Financial Intermediaries - 6.3%
Banking - 1.9%
Bancorp (The) a	103,070	2,627,254
Canadian Western Bank	186,000	7,048,947
Endeavour Mining Capital	987,700	5,743,726

		15,419,927

Insurance - 3.6%
AmCOMP a	334,500	3,251,340
American Safety Insurance Holdings a	264,500	4,840,350
Argonaut Group a	241,100	7,481,333
Baldwin & Lyons Cl. B	29,750	720,545
NYMAGIC	162,900	5,163,930
Navigators Group a	122,100	5,862,021
United Fire & Casualty Company	100,000	3,130,000

		30,449,519

Securities Brokers - 0.8%
Cowen Group a	289,000	4,569,090
Sanders Morris Harris Group	163,600	2,046,636

		6,615,726

Total		52,485,172

Financial Services - 0.9%
Investment Management - 0.9%
ADDENDA Capital	103,500	2,199,172
U.S. Global Investors Cl. A a	171,679	4,218,153
Westwood Holdings Group	40,300	807,612

Total		7,224,937

Health - 14.2%
Commercial Services - 0.4%
First Consulting Group a	349,429	3,406,933

Drugs and Biotech - 5.6%
Accelrys a	200,000	1,258,000
Barrier Therapeutics a	299,200	1,932,832
Cardiome Pharma a	114,600	1,323,630
Cell Genesys a	502,500	2,296,425
Cerus Corporation a	508,200	2,820,510
Compugen a	326,000	942,140
Dendreon Corporation a	505,100	2,257,797
DUSA Pharmaceuticals a,c	839,900	3,510,782
Dyax Corporation a	845,884	2,816,794
Infinity Pharmaceuticals a	86,250	1,164,375
Lexicon Genetics a	979,900	3,694,223
Maxygen a	325,000	2,700,750
Myriad Genetics a	143,000	3,524,950
Neogen Corporation a	197,600	4,280,016
Orchid Cellmark a,b	1,772,322	4,111,787
VIVUS a	770,800	2,851,960
Zila a	2,099,300	5,206,264

		46,693,235

Health Services - 1.4%
Bio-Imaging Technologies a,b	586,100	2,479,203
Hooper Holmes a	1,031,000	3,474,470
Horizon Health a	196,600	3,002,082
U.S. Physical Therapy a	237,400	2,829,808

		11,785,563

Medical Products and Devices - 6.4%
Adeza Biomedical a	200,200	3,285,282
Anika Therapeutics a	213,748	2,849,261
Bioveris Corporation a	912,100	8,564,619
Bruker BioSciences a	1,266,000	8,874,660
Caliper Life Sciences a	531,100	2,591,768
Exactech a	257,658	3,519,608
Medical Action Industries a	84,300	2,266,827
Merit Medical Systems a	203,700	2,766,246
NMT Medical a	266,200	4,112,790
Possis Medical a	274,800	2,706,780
Shamir Optical Industry a	221,700	2,004,168
Syneron Medical a,c	132,100	3,051,510
Synovis Life Technologies a	162,300	1,179,921
Vital Signs	28,300	1,602,063
Young Innovations	130,800	4,703,568

		54,079,071

Personal Care - 0.4%
Nutraceutical International a	240,100	3,279,766

Total		119,244,568

Industrial Products - 10.8%
Automotive - 0.6%
Aftermarket Technology a	179,800	3,193,248
Wescast Industries Cl. A	123,100	1,372,244

		4,565,492

Building Systems and Components - 2.1%
Aaon	247,900	5,654,599
Drew Industries a	288,400	7,284,984
LSI Industries	295,250	4,797,813

		17,737,396

Construction Materials - 0.1%
Synalloy Corporation a	80,700	1,134,642

Industrial Components - 1.3%
Intermagnetics General a	235,050	6,358,102
Powell Industries a	218,900	4,844,257

		11,202,359

Machinery - 0.9%
Eagle Test Systems a	177,600	2,933,952
Key Technology a,b	286,143	3,656,908
Tennant Company	31,400	764,276

		7,355,136

Metal Fabrication and Distribution - 4.3%
Harris Steel Group	352,800	9,090,262
Metal Management	233,500	6,500,640
Novamerican Steel a	205,900	6,877,060
Olympic Steel	257,900	6,411,394
RTI International Metals a	40,000	1,743,200
Steel Technologies	290,800	5,708,404

		36,330,960

Other Industrial Products - 1.5%
Color Kinetics a	141,100	2,395,878
Distributed Energy Systems a	843,100	2,723,213
Electro Rent a	186,500	3,172,365
Peerless Manufacturing a,b	156,400	4,019,480

		12,310,936

Total		90,636,921

Industrial Services - 8.8%
Commercial Services - 4.0%
BB Holdings a	1,328,814	3,893,729
Collectors Universe	312,505	4,359,445
CorVel Corporation a	127,800	4,483,224
Exponent a	670,634	11,179,469
GP Strategies a	534,000	3,988,980
Lincoln Educational Services a	228,196	3,733,287
PDI a	177,500	2,062,550

		33,700,684

Engineering and Construction - 0.8%
Cavco Industries a	204,401	6,440,676

Food and Tobacco Processors - 0.9%
Omega Protein a	519,100	3,374,150
Zapata Corporation a	673,600	4,540,064

		7,914,214

Printing - 1.1%
CSS Industries	77,000	2,288,440
Courier Corporation	102,532	3,808,038
Ennis	139,500	3,020,175

		9,116,653

Transportation and Logistics - 2.0%
Marten Transport a	208,050	3,555,575
Patriot Transportation Holding a	89,800	6,785,288
Vitran Corporation Cl. A a	340,650	6,302,025

		16,642,888

Total		73,815,115

Natural Resources - 14.2%
Energy Services - 4.6%
Dawson Geophysical a	141,700	4,208,490
Enerflex Systems	40,900	1,006,263
Gulf Island Fabrication	293,800	7,665,242
Input/Output a	458,700	4,554,891
RPC	113,600	2,081,152
TGC Industries a	462,735	3,794,427
Tesco Corporation a	542,800	8,407,972
Total Energy Services Trust	489,900	6,416,583

		38,135,020

Oil and Gas - 2.3%
Edge Petroleum a	144,100	2,373,327
Exploration Company of Delaware a	154,100	1,474,737
NQL Energy Services a	545,600	3,246,747
Particle Drilling Technologies a	439,500	1,138,305
PetroCorp a,d	465,300	0
Pioneer Drilling Company a	269,000	3,453,960
Savanna Energy Services a	154,500	2,529,501
Warrior Energy Service a	200,000	5,150,000

		19,366,577

Precious Metals and Mining - 6.8%
African Platinum a	5,921,300	2,827,121
Alamos Gold a	658,100	5,387,265
Eldorado Gold a	415,000	1,805,250
Endeavour Silver a	531,900	1,736,913
Entree Gold a	1,586,700	1,570,833
Etruscan Resources a	1,314,100	3,820,913
First Majestic Resource a	1,243,400	2,970,144
Gammon Lake Resources a	775,686	8,866,091
Hecla Mining Company a	729,500	4,187,330
Kingsgate Consolidated a	1,286,550	4,401,192
Metallica Resources a	1,786,800	5,521,212
Miramar Mining a	621,500	2,548,150
Northern Orion Resources a	1,877,900	7,323,810
Spur Ventures a	1,406,200	905,805
US Gold a,c	713,150	3,471,258

		57,343,287

Real Estate - 0.5%
Kennedy-Wilson a	208,900	3,958,655

Total		118,803,539

Technology - 18.3%
Aerospace and Defense - 1.9%
Axsys Technologies a	250,800	4,263,600
Cubic Corporation	63,700	1,247,246
Ducommun a	204,600	3,817,836
Integral Systems	148,300	4,635,858
TVI Corporation a	1,083,500	2,286,185

		16,250,725

Components and Systems - 3.3%
Digi International a	372,400	5,027,400
Metrologic Instruments a	159,500	2,896,520
OSI Systems a	45,700	895,720
Perceptron a	212,600	1,824,108
Performance Technologies a	552,200	3,754,960
Richardson Electronics	428,800	3,872,064
Rimage Corporation a	198,050	4,440,281
TTM Technologies a	394,200	4,612,140

		27,323,193

Distribution - 0.1%
Jaco Electronics a	300,150	1,089,544

Internet Software and Services - 2.5%
Answers Corporation a	244,400	2,663,960
CryptoLogic	248,100	5,468,124
EDGAR Online a	512,500	1,865,500
Inforte Corporation a,b	639,700	2,641,961
Jupitermedia Corporation a	249,800	2,163,268
Packeteer a	365,600	3,147,816
SupportSoft a	662,400	2,894,688

		20,845,317

IT Services - 1.2%
Cogent Communications Group a	561,550	6,508,364
MAXIMUS	145,000	3,784,500

		10,292,864

Semiconductors and Equipment - 3.9%
Advanced Energy Industries a	284,000	4,839,360
Cascade Microtech a	246,400	3,070,144
CEVA a	616,900	3,491,654
Integrated Silicon Solution a	366,300	2,043,954
MIPS Technologies a	293,900	1,983,825
Nextest Systems a	209,100	2,751,756
PDF Solutions a	199,600	2,187,616
Semitool a	446,000	4,611,640
Staktek Holdings a	856,800	5,123,664
White Electronic Designs a	509,600	2,532,712

		32,636,325

Software - 2.8%
InterVideo a	263,800	3,360,812
iPass a	757,500	3,545,100
Fundtech a	222,700	2,195,822
NetScout Systems a	458,200	2,973,718
PLATO Learning a	749,925	4,777,022
SCO Group (The) a,c	493,100	1,000,993
Transaction Systems Architects Cl. A a	102,700	3,524,664
Unica Corporation a	224,200	2,309,260

		23,687,391

Telecommunications - 2.6%
Anaren a	186,400	3,927,448
Atlantic Tele-Network	297,500	5,497,800
Catapult Communications a	220,500	1,843,380
Essex Corporation a	104,500	1,818,300
Globecomm Systems a	335,000	2,860,900
KVH Industries a	247,000	3,149,250
PC-Tel a	225,700	2,369,850

		21,466,928

Total		153,592,287

Miscellaneous (e) - 4.7%
Total		39,206,872

TOTAL COMMON STOCKS
(Cost $594,795,318)		727,798,982

REPURCHASE AGREEMENTS - 13.5%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $43,227,364 (collateralized by obligations of various U.S. Government Agencies, valued at $44,290,738) (Cost $43,209,000)		43,209,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $70,030,217 (collateralized by obligations of various U.S. Government Agencies, valued at $71,431,460) (Cost $70,000,000)		70,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $113,209,000)		113,209,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.8%
U.S. Treasury Bonds
5.25%-13.25% due 11/15/12-11/15/28	$3,771,785	3,826,395
U.S. Treasury Notes
1.875%-3.875% due 5/15/09-7/15/16	1,965,149	1,993,278
U.S. Treasury Strip-Principal
due 11/15/18-11/15/27	589,050	589,050
U.S. Treasury Strip-Interest
due 8/15/10-2/15/11	601,666	601,666

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $7,010,389)		7,010,389

TOTAL INVESTMENTS - 101.2%
(Cost $715,014,707)		848,018,371

LIABILITIES LESS CASH AND OTHER ASSETS - (1.2)%		(10,031,937)

NET ASSETS - 100.0%		$837,986,434

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 90.7%
	SHARES	VALUE
Consumer Products - 12.6%
Apparel and Shoes - 4.7%
Columbia Sportswear Company a	707,600	$39,505,308
Polo Ralph Lauren Cl. A	1,272,500	82,318,025
Timberland Company Cl. A a	2,993,700	86,128,749

		207,952,082

Home Furnishing and Appliances - 0.8%
Ethan Allen Interiors	961,700	33,332,522

Sports and Recreation - 4.9%
Thor Industries b	2,973,700	122,427,229
Winnebago Industries b	3,021,400	94,811,532

		217,238,761

Other Consumer Products - 2.2%
Fossil a	3,217,500	69,304,950
Matthews International Cl. A	800,700	29,473,767

		98,778,717

Total		557,302,082

Consumer Services - 6.7%
Direct Marketing - 1.6%
Nu Skin Enterprises Cl. A b	4,086,500	71,595,480

Retail Stores - 4.3%
Big Lots a	3,722,500	73,742,725
Charming Shoppes a	2,524,100	36,044,148
Claire’s Stores a	1,679,500	48,974,220
Pier 1 Imports	4,153,900	30,821,938

		189,583,031

Other Consumer Services - 0.8%
Corinthian Colleges a	3,236,165	34,982,944

Total		296,161,455

Financial Intermediaries - 9.2%
Insurance - 5.0%
Alleghany Corporation a	306,189	88,491,683
Erie Indemnity Company Cl. A	1,249,200	65,420,604
ProAssurance Corporation a	777,500	38,315,200
Wesco Financial	73,400	32,075,800

		224,303,287

Securities Brokers - 1.9%
Knight Capital Group Cl. A a	4,684,200	85,252,440

Other Financial Intermediaries - 2.3%
TSX Group	2,284,000	100,167,014

Total		409,722,741

Financial Services - 2.1%
Information and Processing - 1.0%
Interactive Data a	2,269,100	45,268,545

Investment Management - 1.1%
Federated Investors Cl. B	1,459,500	49,345,695

Total		94,614,240

Health - 7.1%
Drugs and Biotech - 4.1%
Endo Pharmaceuticals Holdings a	3,604,250	117,318,338
Perrigo Company	3,633,100	61,653,707

		178,972,045

Medical Products and Devices - 3.0%
Arrow International	1,066,825	33,935,703
IDEXX Laboratories a	602,300	54,893,622
Viasys Healthcare a,b	1,656,900	45,133,956

		133,963,281

Total		312,935,326

Industrial Products - 16.5%
Building Systems and Components - 2.3%
Simpson Manufacturing b	3,755,400	101,508,462

Construction Materials - 2.5%
Florida Rock Industries	2,866,475	110,961,247

Machinery - 5.6%
Lincoln Electric Holdings b	2,769,597	150,804,557
National Instruments	1,304,087	35,653,739
Woodward Governor Company b	1,921,812	64,457,574

		250,915,870

Metal Fabrication and Distribution - 6.1%
IPSCO	1,698,300	147,191,661
Reliance Steel & Aluminum	2,269,800	72,951,372
Schnitzer Steel Industries Cl. A b	1,591,300	50,189,602

		270,332,635

Total		733,718,214

Industrial Services - 8.0%
Commercial Services - 1.3%
Adesa	2,530,000	58,468,300

Engineering and Construction - 0.8%
Dycom Industries a	1,579,800	33,965,700

Industrial Distribution - 2.1%
Ritchie Bros. Auctioneers b	1,776,200	95,222,082

Transportation and Logistics - 3.8%
Arkansas Best b	1,904,302	81,942,115
EGL a,b	2,393,600	87,222,784

		169,164,899

Total		356,820,981

Natural Resources - 15.2%
Energy Services - 5.3%
Ensign Energy Services	7,103,000	117,880,250
Pason Systems	1,949,300	27,519,529
Trican Well Service	5,271,800	88,810,552

		234,210,331

Oil and Gas - 3.4%
Cimarex Energy	1,097,200	38,610,468
Unit Corporation a,b	2,461,800	113,168,946

		151,779,414

Precious Metals and Mining - 6.5%
Glamis Gold a	1,567,178	61,793,829
Meridian Gold a	3,397,000	84,449,420
Pan American Silver a,b	4,101,900	80,151,126
Silver Standard Resources a	2,721,900	60,099,552

		286,493,927

Total		672,483,672

Technology - 13.3%
Components and Systems - 3.5%
Dionex Corporation a,b	1,170,500	59,625,270
Tektronix	1,769,400	51,188,742
Zebra Technologies Cl. A a	1,191,400	42,580,636

		153,394,648

Distribution - 1.3%
Benchmark Electronics a	2,140,000	57,523,200

IT Services - 3.5%
Gartner a	3,918,400	68,924,656
Keane a	2,435,300	35,092,673
Perot Systems Cl. A a	3,770,900	52,000,711

		156,018,040

Semiconductors and Equipment - 2.6%
Cabot Microelectronics a,b	1,880,800	54,204,656
Cognex Corporation b	2,393,917	60,470,343

		114,674,999

Software - 0.7%
Fair Isaac	913,000	33,388,410

Telecommunications - 1.7%
Foundry Networks a	5,580,400	73,382,260

Total		588,381,557

TOTAL COMMON STOCKS
(Cost $2,843,622,853)		4,022,140,268

REPURCHASE AGREEMENTS - 9.2%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $147,047,469 (collateralized by obligations of various U.S. Government Agencies, valued at $150,661,681) (Cost $146,985,000)		146,985,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $260,112,233 (collateralized by obligations of various U.S. Government Agencies, valued at $265,318,243) (Cost $260,000,000)		260,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $406,985,000)		406,985,000

TOTAL INVESTMENTS - 99.9%
(Cost $3,250,607,853)		4,429,125,268

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		6,291,999

NET ASSETS - 100.0%		$4,435,417,267

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 89.0%
	SHARES	VALUE
Consumer Products - 6.8%
Apparel and Shoes - 1.4%
K-Swiss Cl. A	877,000	$26,362,620
Oakley a	1,302,800	22,212,740
Stride Rite	979,200	13,669,632

		62,244,992

Collectibles - 0.4%
Topps Company (The)	1,681,816	15,069,071

Home Furnishing and Appliances - 1.5%
La-Z-Boy	950,900	13,274,564
Natuzzi ADR a,b	2,921,200	21,149,488
Select Comfort a,c	1,393,500	30,489,780

		64,913,832

Publishing - 0.6%
Journal Communications Cl. A	2,191,400	24,697,078

Sports and Recreation - 1.6%
Arctic Cat b	1,298,360	21,552,776
Callaway Golf Company	2,667,200	34,966,992
Monaco Coach	1,301,350	14,497,039

		71,016,807

Other Consumer Products - 1.3%
Fossil a	2,033,150	43,794,051
Leapfrog Enterprises a	1,412,600	11,201,918

		54,995,969

Total		292,937,749

Consumer Services - 8.1%
Direct Marketing - 1.4%
Nu Skin Enterprises Cl. A	3,342,900	58,567,608

Leisure and Entertainment - 0.7%
4Kids Entertainment a,b	671,600	11,081,400
Multimedia Games a	1,252,438	11,372,137
New Frontier Media a	888,188	7,327,551

		29,781,088

Restaurants and Lodgings - 1.0%
Applebee’s International a	1,361,000	29,275,110
Ruby Tuesday	518,200	14,608,058

		43,883,168

Retail Stores - 4.1%
Big Lots a	556,300	11,020,303
Buckle (The)	553,900	21,014,966
Cache a,b	1,017,800	18,208,442
Cato Corporation Cl. A	497,350	10,896,939
Charming Shoppes a	2,168,400	30,964,752
Claire’s Stores a	1,317,200	38,409,552
Finish Line (The) Cl. A	2,169,300	27,376,566
Hibbett Sporting Goods a	110,137	2,883,387
Pier 1 Imports	2,217,500	16,453,850

		177,228,757

Other Consumer Services - 0.9%
Corinthian Colleges a	2,734,450	29,559,405
MoneyGram International	355,000	10,316,300

		39,875,705

Total		349,336,326

Financial Intermediaries - 4.7%
Banking - 0.1%
Bancorp (The) a	245,870	6,267,226

Insurance - 1.9%
Argonaut Group a	804,900	24,976,047
Aspen Insurance Holdings	803,000	20,741,490
CNA Surety a	574,800	11,610,960
NYMAGIC	361,500	11,459,550
Navigators Group a	250,200	12,012,102
Ohio Casualty	85,500	2,211,885

		83,012,034

Securities Brokers - 2.2%
Ichiyoshi Securities	457,200	6,119,223
Mito Securities	1,222,000	6,258,709
Knight Capital Group Cl. A a	4,434,700	80,711,540

		93,089,472

Other Financial Intermediaries - 0.5%
MarketAxess Holdings a	866,500	9,072,255
TSX Group	250,000	10,963,990

		20,036,245

Total		202,404,977

Financial Services - 1.8%
Information and Processing - 1.8%
eFunds Corporation a,b	3,071,700	74,273,706
Morningstar a	114,500	4,225,050

Total		78,498,756

Health - 10.6%
Drugs and Biotech - 6.5%
Cell Genesys a,b	3,180,600	14,535,342
Dendreon Corporation a,c	2,716,000	12,140,520
Elan Corporation ADR a	1,216,100	18,703,618
Endo Pharmaceuticals Holdings a	2,490,200	81,056,010
Exelixis a	507,600	4,421,196
Idenix Pharmaceuticals a,c	475,000	4,607,500
Infinity Pharmaceuticals a	602,300	8,131,050
Lexicon Genetics a,b	4,071,100	15,348,047
Maxygen a	840,200	6,982,062
Myriad Genetics a	571,100	14,077,615
Perrigo Company	3,994,300	67,783,271
ViroPharma a	1,695,500	20,634,235
VIVUS a,b	3,138,500	11,612,450

		280,032,916

Health Services - 0.8%
Cross Country Healthcare a	1,166,200	19,825,400
Hooper Holmes a	2,642,500	8,905,225
MedQuist a	750,200	8,702,320

		37,432,945

Medical Products and Devices - 2.6%
Bruker BioSciences a,b	5,609,800	39,324,698
Caliper Life Sciences a,b	1,715,100	8,369,688
CONMED Corporation a	205,500	4,338,105
Medical Action Industries a	489,500	13,162,655
Possis Medical a,b	1,134,000	11,169,900
Restore Medical a	368,500	2,487,375
Shamir Optical Industry a	345,300	3,121,512
Thoratec Corporation a	1,050,200	16,393,622
Viasys Healthcare a	477,200	12,998,928

		111,366,483

Personal Care - 0.7%
Helen of Troy a,b	1,668,796	29,304,058

Total		458,136,402

Industrial Products - 7.8%
Automotive - 0.1%
LKQ Corporation a	198,200	4,354,454

Building Systems and Components - 0.2%
Aaon	347,500	7,926,475

Industrial Components - 0.3%
Powell Industries a	503,000	11,131,390

Machinery - 0.6%
Lincoln Electric Holdings	487,800	26,560,710

Metal Fabrication and Distribution - 5.5%
Harris Steel Group b	1,944,400	50,099,504
IPSCO	809,800	70,185,366
Metal Management b	2,311,900	64,363,296
Olympic Steel b	720,200	17,904,172
Schnitzer Steel Industries Cl. A	592,200	18,677,988
Steel Technologies b	962,200	18,887,986

		240,118,312

Specialty Chemicals and Materials - 0.5%
Schulman (A.)	1,023,300	24,057,783

Other Industrial Products - 0.6%
Color Kinetics a	611,400	10,381,572
Steelcase Cl. A	891,500	13,987,635

		24,369,207

Total		338,518,331

Industrial Services - 7.1%
Commercial Services - 3.5%
Adesa	2,050,500	47,387,055
CBIZ a	470,500	3,434,650
Copart a	210,143	5,923,931
Exponent a	400,400	6,674,668
FTI Consulting a	458,700	11,495,022
Korn/Ferry International a	1,151,600	24,114,504
Labor Ready a	1,249,600	19,906,128
MPS Group a	324,700	4,906,217
Navigant Consulting a	930,400	18,663,824
PDI a	556,900	6,471,178
Spherion Corporation a	319,000	2,280,850

		151,258,027

Engineering and Construction - 2.0%
Dycom Industries a	1,478,400	31,785,600
Insituform Technologies Cl. A a	1,270,800	30,855,024
Palm Harbor Homes a,b,c	1,498,300	22,414,568

		85,055,192

Food and Tobacco Processors - 0.3%
Omega Protein a,b	2,001,100	13,007,150

Printing - 0.3%
Ennis	622,500	13,477,125

Transportation and Logistics - 1.0%
Heartland Express	916,666	14,373,323
Universal Truckload Services a	399,800	10,382,806
Werner Enterprises	975,000	18,242,250

		42,998,379

Total		305,795,873

Natural Resources - 20.6%
Energy Services - 6.4%
Ensign Energy Services	3,886,200	64,494,753
Global Industries a	702,050	10,923,898
Input/Output a,b	5,015,500	49,803,915
Oil States International a	336,200	9,245,500
Pason Systems	2,706,200	38,205,176
Tesco Corporation a,b	2,615,200	40,509,448
TETRA Technologies a	735,400	17,767,264
Total Energy Services Trust	858,900	11,249,650
Trican Well Service	2,035,500	34,290,731

		276,490,335

Oil and Gas - 1.9%
St. Mary Land & Exploration Company	628,000	23,053,880
Unit Corporation a	1,304,500	59,967,865

		83,021,745

Precious Metals and Mining - 12.1%
African Platinum a	19,457,468	9,289,957
Agnico-Eagle Mines	2,155,000	67,085,150
Alamos Gold a	3,718,400	30,439,150
Eldorado Gold a	1,095,100	4,763,685
Gammon Lake Resources a	3,368,000	38,496,240
Glamis Gold a	1,233,448	48,634,855
Hecla Mining Company a	5,958,000	34,198,920
International Coal Group a	4,703,300	19,847,926
Ivanhoe Mines a	5,469,300	34,237,818
Meridian Gold a	2,656,900	66,050,534
Minefinders Corporation a	1,254,600	11,454,498
Northern Orion Resources a,b,c	8,181,600	31,908,240
Pan American Silver a	2,321,628	45,364,611
Randgold Resources ADR a	500,000	10,180,000
Silver Standard Resources a,b	3,268,000	72,157,440

		524,109,024

Other Natural Resources - 0.2%
AMCOL International	322,800	8,040,948

Total		891,662,052

Technology - 17.5%
Aerospace and Defense - 1.1%
FLIR Systems a	180,000	4,888,800
HEICO Corporation Cl. A	1,016,100	29,517,705
Integral Systems	349,500	10,925,370

		45,331,875

Components and Systems - 2.1%
KEMET Corporation a	1,228,800	9,916,416
Methode Electronics	1,487,600	14,147,076
TTM Technologies a	1,405,700	16,446,690
Technitrol	940,000	28,059,000
Tektronix	746,900	21,607,817

		90,176,999

Internet Software and Services - 2.0%
CryptoLogic	655,675	14,451,077
eResearch Technology a,b,c	3,004,500	24,366,495
Packeteer a	1,180,800	10,166,688
RealNetworks a	3,708,300	39,345,063

		88,329,323

IT Services - 3.3%
Ceridian Corporation a	391,000	8,742,760
CIBER a	323,700	2,146,131
Forrester Research a	550,900	14,494,179
MAXIMUS	740,500	19,327,050
Perot Systems Cl. A a	4,707,000	64,909,530
RADVision a	343,700	5,671,050
Syntel	1,282,400	29,046,360

		144,337,060

Semiconductors and Equipment - 3.9%
Brooks Automation a	495,504	6,466,327
Catalyst Semiconductor a	496,200	1,677,156
CEVA a,b	1,306,800	7,396,488
Cognex Corporation	397,738	10,046,862
Credence Systems a	3,255,000	9,276,750
Cree a,c	675,000	13,574,250
DTS a	258,300	5,470,794
Entegris a	1,715,300	18,713,923
Exar Corporation a	1,412,464	18,771,647
Fairchild Semiconductor International a	1,608,500	30,078,950
GSI Group a	1,502,700	14,050,245
MKS Instruments a	261,900	5,319,189
OmniVision Technologies a	513,500	7,327,645
Photronics a	735,600	10,394,028
Semitool a	1,098,333	11,356,763

		169,921,017

Software - 1.9%
Epicor Software a	477,500	6,260,025
iPass a,b	3,389,100	15,860,988
ManTech International Cl. A a	837,900	27,659,079
PLATO Learning a,b	1,336,312	8,512,307
SPSS a	110,272	2,749,081
THQ a	312,500	9,115,625
Transaction Systems Architects Cl. A a	309,000	10,604,880

		80,761,985

Telecommunications - 3.2%
CommScope a	100,700	3,309,002
Foundry Networks a	5,561,800	73,137,670
KVH Industries a,b	1,152,200	14,690,550
NETGEAR a	882,600	18,172,734
PC-Tel a,b	1,358,600	14,265,300
Premiere Global Services a	1,149,900	9,981,132
ViaSat a	213,300	5,349,564

		138,905,952

Total		757,764,211

Miscellaneous (e) - 4.0%
Total		175,243,242

TOTAL COMMON STOCKS
(Cost $2,980,051,858)		3,850,297,919

REPURCHASE AGREEMENTS - 11.2%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $174,044,938 (collateralized by obligations of various U.S. Government Agencies, valued at $178,324,019) (Cost $173,971,000)		173,971,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $310,133,817 (collateralized by obligations of various U.S. Government Agencies, valued at $316,338,961) (Cost $310,000,000)		310,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $483,971,000)		483,971,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.6%
U.S. Treasury Bonds
5.25%-8.125% due 11/15/12-11/15/28	$4,969,695	5,027,042
U.S. Treasury Notes
1.625%-4.375% due 12/31/07-7/15/16	14,579,791	14,678,655
U.S. Treasury Strip-Principal
due 11/15/18-11/15/27	7,281,759	7,281,759
U.S. Treasury Strip-Interest
due 8/15/10-2/15/11	76,440	76,440

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $27,063,896)		27,063,896

TOTAL INVESTMENTS - 100.8%
(Cost $3,491,086,754)		4,361,332,815

LIABILITIES LESS CASH AND OTHER ASSETS - (0.8)%		(36,347,512)

NET ASSETS - 100.0%		$4,324,985,303

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 91.2%
	SHARES	VALUE
Consumer Products - 6.3%
Apparel and Shoes - 2.1%
Kenneth Cole Productions Cl. A	272,300	$6,635,951
Delta Apparel b	615,960	12,017,380
Jones Apparel Group	573,500	18,604,340
K-Swiss Cl. A	549,250	16,510,455
Polo Ralph Lauren Cl. A	363,100	23,488,939
Stride Rite	1,301,700	18,171,732
Timberland Company Cl. A a	336,835	9,690,743
Weyco Group	4,745	106,146
Wolverine World Wide	559,000	15,825,290

		121,050,976

Collectibles - 0.3%
Russ Berrie & Company a	627,700	9,566,148
Topps Company (The)	631,154	5,655,140

		15,221,288

Food/Beverage/Tobacco - 0.8%
Flowers Foods	300,000	8,064,000
Hershey Creamery Company a	173	346,000
J & J Snack Foods	96,928	3,014,461
Lancaster Colony	241,500	10,809,540
J.M. Smucker Company (The)	305,200	14,634,340
Tootsie Roll Industries	286,751	8,404,672

		45,273,013

Home Furnishing and Appliances - 1.5%
American Woodmark	103,865	3,499,212
Ethan Allen Interiors	655,695	22,726,389
Flexsteel Industries	213,500	2,775,500
Furniture Brands International	578,500	11,014,640
La-Z-Boy c	1,707,300	23,833,908
National Presto Industries	13,000	718,510
Natuzzi ADR a	1,426,400	10,327,136
Stanley Furniture Company b	648,400	13,817,404

		88,712,699

Publishing - 0.4%
Journal Communications Cl. A	782,450	8,818,212
Lee Enterprises	37,000	933,880
McClatchy Company (The) Cl. A	121,000	5,104,990
Reader’s Digest Association a	658,100	8,528,976

		23,386,058

Sports and Recreation - 0.8%
Arctic Cat	150,876	2,504,542
Callaway Golf Company	962,900	12,623,619
Monaco Coach	5,600	62,384
Polaris Industries	174,200	7,168,330
Thor Industries	171,700	7,068,889
Winnebago Industries	463,200	14,535,216

		43,962,980

Other Consumer Products - 0.4%
American Greetings Cl. A	66,800	1,544,416
Matthews International Cl. A	377,300	13,888,413
Starrett (L.S.) Company Cl. A b	458,500	6,556,550
WD-40 Company	45,585	1,626,017

		23,615,396

Total		361,222,410

Consumer Services - 6.4%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	641,100	11,232,072

Leisure and Entertainment - 0.8%
Carmike Cinemas b	642,100	11,031,278
International Speedway Cl. A	514,745	25,654,891
Regal Entertainment Group Cl. A	396,300	7,854,666

		44,540,835

Restaurants and Lodgings - 2.0%
Applebee’s International a	1,130,382	24,314,517
Bob Evans Farms	786,500	23,815,220
CBRL Group	109,105	4,411,115
CEC Entertainment a	864,270	27,233,148
IHOP Corporation	335,430	15,547,181
Lone Star Steakhouse & Saloon	415,400	11,535,658
OSI Restaurant Partners	25,100	795,921
Ruby Tuesday	200,600	5,654,914

		113,307,674

Retail Stores - 3.1%
Books-A-Million	45,853	818,476
Borders Group	302,800	6,177,120
Buckle (The)	603,996	22,915,608
Cato Corporation Cl. A	754,195	16,524,413
Claire’s Stores a	735,820	21,456,511
Deb Shops	540,498	13,858,369
Dress Barn (The) a	861,780	18,804,040
Family Dollar Stores	9,900	289,476
Finish Line (The) Cl. A	756,675	9,549,239
Foot Locker	31,500	795,375
Haverty Furniture Companies	425,400	6,785,130
Pep Boys- Manny, Moe & Jack	742,500	9,541,125
Pier 1 Imports	1,052,900	7,812,518
Ross Stores	300,000	7,623,000
Talbots	100,000	2,725,000
Tiffany & Co.	726,200	24,109,840
Weis Markets	214,700	8,545,060

		178,330,300

Other Consumer Services - 0.3%
Jackson Hewitt Tax Service	131,090	3,934,011
MoneyGram International	439,000	12,757,340

		16,691,351

Total		364,102,232

Financial Intermediaries - 18.8%
Banking - 5.3%
Anchor BanCorp Wisconsin	266,200	7,602,672
Arrow Financial	332,679	8,436,714
BOK Financial	512,375	26,950,925
Bancorp Rhode Island b	260,600	11,531,550
Bank of Hawaii	191,700	9,232,272
Bank of NT Butterfield a	147,499	8,333,694
Boston Private Financial Holdings	358,500	9,994,980
Canadian Western Bank	441,600	16,735,564
Center Bancorp	63,630	1,043,532
Central Pacific Financial	20,000	731,600
Chemung Financial	40,000	1,240,000
Chittenden Corporation	302,625	8,682,311
Credicorp	206,800	8,681,464
Fauquier Bankshares b	253,700	6,025,375
First Citizens BancShares Cl. A	15,800	3,019,380
First Financial Bancorp	150,000	2,386,500
First National Bank Alaska	3,110	6,235,550
Fremont General	29,600	414,104
HopFed Bancorp	144,700	2,344,140
Investors Financial Services	428,000	18,438,240
Main Street Trust	30,000	1,033,500
Mercantile Bankshares	356,250	12,921,188
NewAlliance Bancshares	235,000	3,442,750
Oriental Financial Group	264,395	3,151,588
Park National	77,370	7,743,963
Partners Trust Financial Group	628,100	6,726,951
Peapack-Gladstone Financial	305,091	7,465,577
Peoples Community Bancorp	95,910	1,822,290
Provident Financial Services	146,000	2,702,460
Provident New York Bancorp	50,000	684,000
Sterling Bancorp	407,662	8,014,635
Sun Bancorp a	201,600	3,796,128
Susquehanna Bancshares	343,500	8,395,140
Timberland Bancorp	134,600	4,724,460
Tompkins Trustco	45,958	2,088,791
Trustmark Corporation	210,700	6,622,301
W Holding Company	1,190,700	7,037,037
Whitney Holding	890,600	31,856,762
Wilber Corporation	77,400	770,904
Wilmington Trust	560,300	24,961,365

		304,022,357

Insurance - 8.2%
Alleghany Corporation a	95,924	27,722,995
American Financial Group	325,100	15,256,943
American National Insurance	145,364	16,847,688
Argonaut Group a	318,000	9,867,540
Aspen Insurance Holdings	386,600	9,985,878
Assured Guaranty	521,200	13,514,716
Baldwin & Lyons Cl. B	534,811	12,953,123
CNA Surety a	612,500	12,372,500
Commerce Group	584,400	17,561,220
E-L Financial	51,588	27,276,679
Erie Indemnity Company Cl. A	540,600	28,311,222
IPC Holdings	272,600	8,292,492
Independence Holding	379,924	8,267,146
Infinity Property & Casualty	523,972	21,550,969
LandAmerica Financial Group	66,400	4,368,456
Leucadia National a	1,336,400	34,973,588
Markel Corporation a	53,800	22,093,508
Midland Company	15,356	665,222
Montpelier Re Holdings	331,100	6,420,029
NYMAGIC	167,000	5,293,900
Ohio Casualty	660,452	17,085,893
Presidential Life	265,311	5,935,007
Protective Life	140,700	6,437,025
RLI	441,700	22,433,943
Reinsurance Group of America	210,600	10,936,458
RenaissanceRe Holdings	275,000	15,290,000
Safety Insurance Group	262,567	12,776,510
Selective Insurance Group	78,598	4,135,041
State Auto Financial	349,457	10,675,911
Stewart Information Services a	9,300	323,361
Transatlantic Holdings	302,850	18,295,169
21st Century Insurance Group	370,100	5,532,995
United Fire & Casualty Company	229,467	7,182,317
Wesco Financial	33,710	14,731,270
Zenith National Insurance	322,440	12,862,132

		468,228,846

Real Estate Investment Trusts - 3.4%
Annaly Capital Management	549,000	7,213,860
Capital Trust Cl. A	418,600	17,049,578
Cousins Properties	223,500	7,645,935
Essex Property Trust	83,000	10,076,200
Friedman, Billings, Ramsey Group Cl. A	1,065,500	8,555,965
Government Properties Trust b	1,142,000	10,300,840
KKR Financial	1,092,000	26,797,680
MFA Mortgage Investments	982,000	7,315,900
National Retail Properties	650,000	14,040,000
Opteum Cl. A	600,000	4,830,000
PS Business Parks	168,500	10,160,550
Plum Creek Timber Company	248,000	8,441,920
Public Storage	175,500	15,091,245
Rayonier	692,035	26,158,923
Vornado Realty Trust	164,800	17,963,200

		191,641,796

Securities Brokers - 0.5%
LaBranche & Co a,c	137,000	1,420,690
Piper Jaffray Companies a	211,100	12,796,882
Raymond James Financial	501,525	14,664,591

		28,882,163

Other Financial Intermediaries - 1.4%
A.F.P. Provida ADR	332,000	8,605,440
London Stock Exchange	465,942	10,782,948
Student Loan	91,900	17,661,342
TSX Group	964,800	42,312,231

		79,361,961

Total		1,072,137,123

Financial Services - 9.0%
Information and Processing - 0.9%
Interactive Data a	612,900	12,227,355
SEI Investments Company	719,400	40,423,086

		52,650,441

Insurance Brokers - 1.8%
Brown & Brown	988,600	30,211,616
Gallagher (Arthur J.) & Company	978,200	26,088,594
Hilb Rogal & Hobbs Company	537,300	22,915,845
Hub International	381,000	11,018,520
National Financial Partners	200,000	8,206,000

		98,440,575

Investment Management - 5.7%
AGF Management Cl. B	548,500	11,247,256
AllianceBernstein Holding L.P.	1,666,500	114,971,835
CI Financial	864,300	23,019,648
Cohen & Steers	278,800	9,021,968
Eaton Vance	237,500	6,854,250
Federated Investors Cl. B	1,021,100	34,523,391
GAMCO Investors Cl. A	303,300	11,543,598
IGM Financial	545,600	22,966,209
Janus Capital Group	403,000	7,947,160
Nuveen Investments Cl. A	856,800	43,893,864
SPARX Asset Management Company	3,000	2,768,254
T. Rowe Price Group	740,500	35,432,925

		324,190,358

Other Financial Services - 0.6%
Advanta Corporation Cl. B	158,734	5,857,285
ASTA Funding	5,636	211,294
CharterMac	200,000	3,992,000
Credit Acceptance a	285,900	8,485,512
GATX Corporation	332,880	13,771,246
Ocwen Financial a	123,600	1,841,640

		34,158,977

Total		509,440,351

Health - 4.8%
Commercial Services - 0.4%
Owens & Minor	671,300	22,079,057

Drugs and Biotech - 0.2%
Alpharma Cl. A	86,900	2,032,591
Medicis Pharmaceutical Cl. A	58,470	1,891,505
Perrigo Company	243,800	4,137,286

		8,061,382

Health Services - 0.5%
Computer Programs and Systems	3,600	117,972
Healthcare Services Group	61,072	1,536,572
Health Management Associates Cl. A	185,400	3,874,860
Option Care	426,125	5,705,814
PolyMedica Corporation	287,800	12,320,718
Universal Health Services Cl. B	90,770	5,439,846

		28,995,782

Medical Products and Devices - 3.1%
Applera Corporation- Applied Biosystems Group	648,400	21,468,524
Arrow International	606,500	19,292,765
Datascope	432,446	14,473,968
Hillenbrand Industries	448,760	25,570,345
IDEXX Laboratories a	189,800	17,298,372
Invacare Corporation	823,300	19,364,016
Mentor Corporation	489,400	24,660,866
STERIS Corporation	518,600	12,477,516
Vital Signs	401,953	22,754,559
Young Innovations	15,230	547,671

		177,908,602

Personal Care - 0.6%
Alberto-Culver Company	244,600	12,374,314
CNS	120,986	3,415,435
Inter Parfums	411,000	7,825,440
Regis Corporation	340,200	12,196,170

		35,811,359

Total		272,856,182

Industrial Products - 18.3%
Automotive - 0.5%
Bandag Cl. A	253,400	8,805,650
Gentex Corporation	595,000	8,454,950
Superior Industries International	513,900	8,628,381

		25,888,981

Building Systems and Components - 1.1%
LSI Industries	707,937	11,503,976
Preformed Line Products Company	278,423	9,861,743
Simpson Manufacturing	744,000	20,110,320
Teleflex	340,800	18,962,112

		60,438,151

Construction Materials - 1.1%
Ameron International	172,300	11,447,612
Ash Grove Cement Company a	39,610	7,842,780
Building Materials Holding Corporation	29,384	764,572
Florida Rock Industries	519,537	20,111,277
NCI Building Systems a	143,000	8,318,310
Vulcan Materials Company	216,600	16,948,950

		65,433,501

Industrial Components - 2.8%
AMETEK	539,400	23,490,870
Bel Fuse Cl. B b	728,663	23,382,796
Chase Corporation a,b	319,800	5,727,618
CLARCOR	1,072,600	32,703,574
Crane Company	259,800	10,859,640
Deswell Industries b	750,513	7,970,448
Donaldson Company	704,100	25,981,290
Hubbell Cl. B	150,000	7,185,000
PerkinElmer	585,500	11,083,515
Watts Water Technologies Cl. A	336,100	10,674,536

		159,059,287

Machinery - 5.1%
Applied Industrial Technologies	183,350	4,473,740
Baldor Electric	374,900	11,558,167
Briggs & Stratton	386,240	10,640,912
Cascade Corporation	299,200	13,658,480
Franklin Electric	545,300	28,977,242
Gorman-Rupp Company	295,237	9,654,250
Graco	603,100	23,557,086
IDEX Corporation	429,100	18,472,755
JLG Industries	143,600	2,844,716
Kennametal	150,400	8,520,160
Lincoln Electric Holdings	595,300	32,414,085
Lindsay Manufacturing	243,600	7,003,500
MTS Systems	353,668	11,437,623
Mueller (Paul) Company b	116,700	4,317,900
Nordson Corporation	493,500	19,670,910
Oshkosh Truck	31,760	1,602,927
Roper Industries	286,000	12,795,640
Sun Hydraulics	410,586	8,421,119
Tennant Company	585,000	14,238,900
Toro Company (The)	383,065	16,153,851
Woodward Governor Company	928,300	31,135,182

		291,549,145

Metal Fabrication and Distribution - 1.8%
Carpenter Technology	68,500	7,364,435
Commercial Metals Company	272,940	5,548,870
Gibraltar Industries	564,466	12,519,856
Insteel Industries	253,190	5,030,885
IPSCO	210,700	18,261,369
Kaydon Corporation	660,000	24,433,200
Metal Management	3,000	83,520
Mueller Industries	55,200	1,941,384
Quanex Corporation	392,747	11,919,872
Reliance Steel & Aluminum	335,400	10,779,756
Schnitzer Steel Industries Cl. A	223,000	7,033,420

		104,916,567

Paper and Packaging - 1.0%
AptarGroup	421,200	21,430,656
Bemis Company	626,740	20,594,677
Schweitzer-Mauduit International	186,500	3,539,770
Sonoco Products Company	349,500	11,757,180

		57,322,283

Specialty Chemicals and Materials - 2.5%
Agrium	85,460	2,306,566
Albemarle Corporation	220,500	11,979,765
Balchem Corporation a	489,600	9,689,184
Cabot Corporation	1,009,700	37,560,840
Lubrizol Corporation	490,500	22,430,565
MacDermid	704,690	22,986,988
Methanex Corporation	837,848	20,393,220
Park Electrochemical	9,500	300,960
Quaker Chemical	405,000	7,877,250
RPM International	41,700	791,883
Schulman (A.)	48,000	1,128,480
Westlake Chemical	125,110	4,004,771

		141,450,472

Textiles - 0.2%
Albany International Cl. A	350,700	11,159,274
UniFirst Corporation	47,900	1,496,396

		12,655,670

Other Industrial Products - 2.2%
Brady Corporation Cl. A	888,100	31,225,596
Diebold	399,200	17,377,176
HNI Corporation	491,200	20,424,096
Kimball International Cl. B	674,600	13,019,780
McGrath RentCorp	291,300	7,457,280
Quixote Corporation b	461,900	8,231,058
Raven Industries	156,201	4,687,592
Smith (A.O.) Corporation	308,900	12,179,927
Trinity Industries	331,450	10,662,747

		125,265,252

Total		1,043,979,309

Industrial Services - 10.1%
Commercial Services - 3.4%
ABM Industries	844,500	15,842,820
Adesa	779,275	18,009,045
Brink’s Company (The) a	279,400	14,824,964
Chemed Corporation	488,600	15,762,236
Gevity HR	145,651	3,317,930
Kelly Services Cl. A	572,800	15,700,448
MPS Group a	604,000	9,126,440
Manpower	345,200	21,150,404
Onex Corporation	339,000	7,588,262
Reynolds & Reynolds Company Cl. A	692,420	27,357,514
Rollins	370,500	7,821,255
ServiceMaster Company (The)	865,400	9,701,134
Watson Wyatt Worldwide Cl. A	688,500	28,173,420

		194,375,872

Engineering and Construction - 0.9%
Comfort Systems USA	163,100	1,869,126
EMCOR Group a	395,400	21,683,736
Granite Construction	241,540	12,886,159
M.D.C. Holdings	10,064	467,473
M/I Homes	39,380	1,392,083
Ryland Group (The)	51,600	2,229,636
Skyline Corporation	223,100	8,524,651
Standard Pacific	2,200	51,700

		49,104,564

Food and Tobacco Processors - 0.5%
Farmer Bros.	542,300	11,138,842
Sanderson Farms	38,900	1,258,804
Seaboard Corporation	10,779	12,988,695
Universal Corporation	121,000	4,420,130

		29,806,471

Industrial Distribution - 1.3%
Grainger (W.W.)	275,500	18,464,010
Lawson Products	315,069	13,207,693
Mine Safety Appliances Company	196,000	6,985,440
Ritchie Bros. Auctioneers	642,340	34,435,848

		73,092,991

Printing - 0.8%
Banta Corporation	259,200	12,337,920
Courier Corporation	181,764	6,750,715
Ennis	780,800	16,904,320
John H. Harland Company	285,415	10,403,377

		46,396,332

Transportation and Logistics - 2.8%
Alexander & Baldwin	494,700	21,949,839
Arkansas Best	446,391	19,208,205
C. H. Robinson Worldwide	256,000	11,412,480
Diana Shipping	302,000	4,025,660
EGL a	600,600	21,885,864
Expeditors International of Washington	586,400	26,141,712
Grupo Aeroportuario del Sureste ADR	367,600	13,715,156
Interpool	79,500	1,785,570
Nordic American Tanker Shipping	273,400	9,514,320
Overseas Shipholding Group	14,400	889,488
SkyWest	337,800	8,282,856
Teekay Shipping	198,100	8,143,891
UTI Worldwide	492,600	13,778,022

		160,733,063

Other Industrial Services - 0.4%
Landauer	412,800	20,949,600

Total		574,458,893

Natural Resources - 8.1%
Energy Services - 2.3%
Carbo Ceramics	297,750	10,727,933
Ensign Energy Services	716,400	11,889,260
Enterprise Products Partners L.P.	263,400	7,045,950
Gulf Island Fabrication	51,709	1,349,088
Helmerich & Payne	1,206,700	27,790,301
Lufkin Industries	55,097	2,915,733
Nicor	371,700	15,893,892
Otter Tail	239,000	6,988,360
Piedmont Natural Gas Company	585,800	14,826,598
Precision Drilling Trust	491,150	15,137,243
RPC	27,847	510,157
Tidewater	132,200	5,841,918
Universal Compression Holdings a	219,900	11,753,655

		132,670,088

Oil and Gas - 3.9%
Alliance Resource Partners L.P.	241,000	8,391,620
Berry Petroleum Company Cl. A	514,000	14,474,240
Cimarex Energy	802,565	28,242,262
Energen Corporation	117,200	4,907,164
Energy Transfer Partners L.P.	227,200	10,526,176
EnergySouth b	465,725	15,718,219
Enterprise GP Holdings L.P.	577,900	19,723,727
Frontier Oil	200,000	5,316,000
Magellan Midstream Partners L.P.	255,000	9,409,500
Pacific Energy Partners L.P.	119,000	4,188,800
Penn Virginia	307,200	19,479,552
Plains All American Pipeline L.P.	186,000	8,583,900
Pogo Producing Company	238,770	9,777,632
Rowan Companies	47,700	1,508,751
St. Mary Land & Exploration Company	509,800	18,714,758
SEACOR Holdings a	350,200	28,891,500
Stone Energy a	180,450	7,304,616
Sunoco Logistics Partners L.P.	181,000	8,101,560

		223,259,977

Precious Metals and Mining - 0.9%
Agnico-Eagle Mines	321,000	9,992,730
Gold Fields ADR	434,700	7,755,048
Goldcorp	667,300	15,748,280
IAMGOLD Corporation a	495,000	4,202,550
Lihir Gold ADR a	266,000	11,134,760

		48,833,368

Real Estate - 0.7%
The St. Joe Company	505,000	27,709,350
W.P. Carey & Co.	518,500	14,263,935

		41,973,285

Other Natural Resources - 0.3%
Deltic Timber	172,000	8,197,520
Natural Resource Partners L.P.	141,800	7,233,218

		15,430,738

Total		462,167,456

Technology - 4.7%
Aerospace and Defense - 0.5%
Curtiss-Wright	237,700	7,214,195
HEICO Corporation	359,400	12,327,420
HEICO Corporation Cl. A	359,159	10,433,569

		29,975,184

Components and Systems - 1.9%
AVX Corporation	651,000	11,516,190
American Power Conversion	888,000	19,500,480
Analogic Corporation	141,400	7,256,648
Imation Corporation	174,880	7,021,432
Methode Electronics	1,169,373	11,120,737
Nam Tai Electronics	653,540	8,032,007
Technitrol	910,900	27,190,365
Tektronix	464,700	13,443,771

		105,081,630

Distribution - 0.2%
Tech Data a	229,500	8,383,635

Internet Software and Services - 0.1%
CryptoLogic	127,128	2,801,901
United Online	245,061	2,984,843

		5,786,744

IT Services - 0.6%
Black Box	631,078	24,561,556
MAXIMUS	406,025	10,597,253
Syntel	29,200	661,380

		35,820,189

Semiconductors and Equipment - 0.3%
Cognex Corporation	418,300	10,566,258
Exar Corporation a	565,800	7,519,482

		18,085,740

Software - 0.3%
Advent Software a	197,500	7,151,475
Fair Isaac	208,800	7,635,816

		14,787,291

Telecommunications - 0.8%
ADTRAN	308,000	7,342,720
Atlantic Tele-Network	27,171	502,120
CT Communications	66,188	1,437,604
Golden Telecom	214,535	6,489,684
North Pittsburgh Systems b	1,027,449	25,860,891
SureWest Communications	271,400	5,284,158

		46,917,177

Total		264,837,590

Utilities - 1.9%
ALLETE	165,567	7,193,886
Aqua America	794,766	17,437,166
CH Energy Group	224,300	11,544,721
El Paso Electric Company a	395,400	8,833,236
Hawaiian Electric Industries	794,020	21,486,181
ITC Holdings	107,500	3,354,000
PNM Resources	638,900	17,614,473
SJW	393,000	11,754,630
Southern Union	315,000	8,319,150

Total		107,537,443

Miscellaneous (e) - 2.8%
Total		156,966,208

TOTAL COMMON STOCKS
(Cost $3,953,941,564)		5,189,705,197

PREFERRED STOCKS - 0.9%
Allied Waste Industries Ser. D 6.25% Conv. d	28,300	8,893,275
Central Parking Finance Trust 5.25% Conv.	4,000	83,000
Fedders Corporation 8.60% Ser. A a	79,975	631,803
Fleetwood Capital Trust 6.00% Conv.	70,000	2,100,000
Merrill Lynch & Co. 6.75% Conv.	115,000	5,191,675
PNM Resources 6.75% Conv.	35,000	1,751,400
Reinsurance Group of America 5.75% Conv.	94,000	6,251,000
Vornado Realty Trust Ser. A 6.50% Conv.	60,300	8,864,100
Vornado Realty Trust Ser. F 6.75%	200,000	4,942,000
Vornado Realty Trust Ser. G 6.625%	400,000	9,720,000

TOTAL PREFERRED STOCKS
(Cost $40,085,822)		48,428,253

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.3%
Athena Neurosciences Finance 7.25% Senior Note due 2/21/08	$8,900,000	8,866,625
Leucadia National 3.75% Conv. Senior Note due 4/15/14	3,000,000	3,881,250
Level 3 Communications 6.00% Conv. Sub. Deb. due 9/15/09	5,000,000	4,512,500
Levi Strauss & Co. 12.25% Senior Note due 12/15/12	1,000,000	1,118,750
Mueller Industries 6.00% Sub. Deb. due 11/1/14	1,088,000	1,000,960

TOTAL CORPORATE BONDS
(Cost $16,514,702)		19,380,085

GOVERNMENT BONDS - 2.8%
(Principal Amount shown in Canadian dollars.)
Canada 3.25%, due 12/1/06	24,000,000	21,438,425
Canada 4.50%, due 9/1/07	50,000,000	44,904,943
Canada 4.25%, due 9/1/08	50,000,000	44,998,882
Canada 5.50%, due 6/1/09	24,000,000	22,329,501
Canada 5.50%, due 6/1/10	24,000,000	22,639,982

TOTAL GOVERNMENT BONDS
(Cost $142,086,246)		156,311,733

U.S. TREASURY OBLIGATIONS - 1.7%
U.S. Treasury Notes
3.25%, due 8/15/08	100,000,000	97,421,900

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,701,283)		97,421,900

REPURCHASE AGREEMENTS - 3.1%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $88,177,460 (collateralized by obligations of various U.S. Government Agencies, valued at $90,348,050) (Cost $88,140,000)		88,140,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $90,038,850 (collateralized by obligations of various U.S. Government Agencies, valued at $91,814,979) (Cost $90,000,000)		90,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $178,140,000)		178,140,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.4%
U.S. Treasury Bonds
5.25%-8.125% due 8/15/19-11/15/28	11,651,766	11,745,947
U.S. Treasury Notes
3.375%-4.375% due 12/31/07-2/15/14	11,760,660	11,888,122
U.S. Treasury Strip-Principal
due 8/15/19	783,840	783,840
U.S. Treasury Strip-Interest
due 8/15/10	21,315	21,315

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $24,439,224)		24,439,224

TOTAL INVESTMENTS - 100.4%
(Cost $4,454,908,841)		5,713,826,392

LIABILITIES LESS CASH AND OTHER ASSETS - (0.4)%		(21,774,882)

NET ASSETS - 100.0%		$5,692,051,510

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 92.9%

Consumer Products - 1.4%
Apparel and Shoes - 1.2%
Polo Ralph Lauren Cl. A	8,300	$536,927
Shoe Pavilion a	56,500	412,450

		949,377

Home Furnishing and Appliances - 0.2%
American Technology a	30,300	115,746

Total		1,065,123

Consumer Services - 3.1%
Retail Stores - 0.9%
Claire’s Stores a	18,400	536,544
Hot Topic a	8,400	93,576
Wild Oats Markets a	2,000	32,340

		662,460

Other Consumer Services - 2.2%
Corinthian Colleges a	16,800	181,608
MoneyGram International	25,100	729,406
Universal Technical Institute a	47,300	846,197

		1,757,211

Total		2,419,671

Financial Intermediaries - 5.0%
Banking - 0.7%
Peapack-Gladstone Financial	22,500	550,575

Insurance - 0.9%
American Equity Investment Life Holding Company a	59,400	728,838

Real Estate Investment Trusts - 2.3%
Capital Lease Funding	31,100	344,899
Capital Trust Cl. A	18,600	757,578
KKR Financial	30,200	741,108

		1,843,585

Securities Brokers - 1.1%
Jefferies Group	14,300	407,550
Lazard Cl. A	10,500	419,790

		827,340

Total		3,950,338

Financial Services - 14.0%
Information and Processing - 3.0%
eFunds Corporation a	29,900	722,982
Morningstar a	12,900	476,010
SEI Investments Company	20,000	1,123,800

		2,322,792

Insurance Brokers - 2.2%
Brown & Brown	40,000	1,222,400
Crawford & Company Cl. A	10,000	59,900
Gallagher (Arthur J.) & Company	18,000	480,060

		1,762,360

Investment Management - 7.7%
AllianceBernstein Holding L.P.	55,000	3,794,450
Federated Investors Cl. B	16,700	564,627
Highbury Financial a	111,300	621,054
Highbury Financial (Warrants) a	222,600	198,114
Nuveen Investments Cl. A	17,200	881,156

		6,059,401

Other Financial Services - 1.1%
Chardan North China Acquisition a	61,600	539,000
Chardan North China Acquisition (Warrants) a	96,700	355,856

		894,856

Total		11,039,409

Health - 11.8%
Commercial Services - 1.5%
First Consulting Group a	117,700	1,147,575

Drugs and Biotech - 5.2%
Biovail Corporation	17,920	273,101
Caraco Pharmaceutical Laboratories a	110,700	1,124,712
Endo Pharmaceuticals Holdings a	14,200	462,210
Hi-Tech Pharmacal a	57,681	729,088
Lannett Company a	64,170	340,101
Origin Agritech a	40,300	490,048
Perrigo Company	40,400	685,588

		4,104,848

Health Services - 2.4%
Lincare Holdings a	30,870	1,069,337
National HealthCare	4,800	257,904
Res-Care a	27,910	560,712

		1,887,953

Medical Products and Devices - 2.0%
Arrow International	33,500	1,065,635
Cutera a	20,000	531,800

		1,597,435

Personal Care - 0.7%
USANA Health Sciences a	12,790	570,306

Total		9,308,117

Industrial Products - 14.9%
Building Systems and Components - 0.5%
Lennox International	16,200	370,980

Industrial Components - 0.4%
PW Eagle	11,500	345,115

Machinery - 5.6%
Alamo Group	300	6,822
Franklin Electric	7,000	371,980
Gehl Company a	12,200	326,716
Hurco Companies a	16,100	386,883
Lincoln Electric Holdings	14,400	784,080
Rofin-Sinar Technologies a	18,900	1,148,553
Tennant Company	33,000	803,220
Woodward Governor Company	16,800	563,472

		4,391,726

Metal Fabrication and Distribution - 5.1%
Cleveland-Cliffs	6,200	236,282
Commercial Metals Company	10,000	203,300
Gerdau Ameristeel	26,350	240,575
Haynes International a	24,090	868,444
Insteel Industries	44,120	876,664
Kaydon Corporation	16,700	618,234
Oregon Steel Mills a	3,000	146,610
Schnitzer Steel Industries Cl. A	15,000	473,100
Universal Stainless & Alloy Products a	16,410	369,225

		4,032,434

Specialty Chemicals and Materials - 1.4%
Aceto Corporation	50,950	358,688
MacDermid	23,400	763,308

		1,121,996

Other Industrial Products - 1.9%
Brady Corporation Cl. A	29,900	1,051,284
Raven Industries	15,000	450,150

		1,501,434

Total		11,763,685

Industrial Services - 10.5%
Advertising and Publishing - 0.5%
MDC Partners Cl. A a	51,500	372,860

Commercial Services - 4.0%
Acacia Research-Acacia Technologies a	36,650	415,977
Acquicor Technology (Units) a	80,000	564,000
Adesa	41,400	956,754
Alliance Data Systems a	3,100	171,089
Copart a	20,000	563,800
MPS Group a	33,000	498,630

		3,170,250

Engineering and Construction - 0.4%
Comfort Systems USA	16,660	190,924
Dycom Industries a	4,600	98,900

		289,824

Food and Tobacco Processors - 0.5%
Sunopta a	41,770	441,509

Industrial Distribution - 2.1%
Ritchie Bros. Auctioneers	31,000	1,661,910

Transportation and Logistics - 3.0%
Dynamex a	12,700	263,525
EGL a	13,000	473,720
Grupo Aeroportuario del Sureste ADR	12,700	473,837
UTI Worldwide	18,000	503,460
Universal Truckload Services a	24,900	646,653

		2,361,195

Total		8,297,548

Natural Resources - 4.6%
Energy Services - 2.4%
Carbo Ceramics	16,800	605,304
Horizon Offshore a	21,497	367,599
Maverick Tube a	2,000	129,660
Universal Compression Holdings a	14,700	785,715

		1,888,278

Oil and Gas - 2.2%
CE Franklin a	38,860	436,398
Carrizo Oil & Gas a	8,300	214,057
Delta Petroleum a	11,900	267,988
Hornbeck Offshore Services a	11,120	372,520
Penn Virginia	2,870	181,987
Storm Cat Energy a	145,620	237,361

		1,710,311

Total		3,598,589

Technology - 22.9%
Aerospace and Defense -1.9%
Allied Defense Group (The) a	13,520	222,404
Armor Holdings a	11,200	642,096
HEICO Corporation Cl. A	9,200	267,260
TVI Corporation a	164,850	347,834

		1,479,594

Components and Systems - 4.6%
American Power Conversion	32,000	702,720
Analogic Corporation	4,680	240,178
DDi Corporation a	55,500	429,570
International DisplayWorks a	12,910	82,237
Performance Technologies a	50,750	345,100
Richardson Electronics	56,100	506,583
Technitrol	42,800	1,277,580

		3,583,968

Distribution - 0.5%
Brightpoint a	29,600	420,912

Internet Software and Services - 1.8%
CNET Networks a	53,700	514,446
eResearch Technology a	25,000	202,750
Jupitermedia Corporation a	80,000	692,800

		1,409,996

IT Services - 4.8%
BearingPoint a	25,000	196,500
Forrester Research a	30,000	789,300
Keane a	33,000	475,530
MAXIMUS	8,600	224,460
Perot Systems Cl. A a	50,000	689,500
SRA International Cl. A a	14,600	438,876
Sapient Corporation a	54,800	298,660
TriZetto Group (The) a	42,100	637,394

		3,750,220

Semiconductors and Equipment - 3.2%
California Micro Devices a	34,900	177,990
Cirrus Logic a	58,900	429,381
Cognex Corporation	38,500	972,510
Diodes a	14,500	625,965
Exar Corporation a	25,050	332,914

		2,538,760

Software - 1.6%
Actuate Corporation a	72,500	320,450
Advent Software a	15,000	543,150
BEA Systems a	28,130	427,576
TeleCommunication Systems Cl. A a	2,000	5,380

		1,296,556

Telecommunications - 4.5%
ADTRAN	44,300	1,056,112
Comtech Group a	33,150	496,255
Comtech Telecommunications a	16,800	562,464
Inter-Tel	16,200	349,920
Intervoice a	2,300	14,582
Linktone ADR a	16,800	86,352
Radyne a	48,500	593,640
Sunrise Telecom a	189,220	387,901

		3,547,226

		18,027,232

Miscellaneous (e) - 4.7%
Total		3,718,216

TOTAL COMMON STOCKS
(Cost $60,230,656)		73,187,928

REPURCHASE AGREEMENT - 6.6%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $5,201,210 (collateralized by obligations of various U.S. Government Agencies, valued at $5,332,250) (Cost $5,199,000)		5,199,000

TOTAL INVESTMENTS - 99.5%
(Cost $65,429,656)		78,386,928

CASH AND OTHER ASSETS LESS LIABILITIES - 0.5%		359,688

NET ASSETS - 100.0%		$78,746,616

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 92.5%

Consumer Products - 4.7%
Apparel and Shoes - 1.9%
Bernard Chaus a	823,458	$790,520
dELiA*s a,c	985,950	7,591,815
Hartmarx Corporation a,c	1,109,700	7,512,669
Kellwood Company	379,300	10,935,219
Quiksilver a,c	340,900	4,141,935
Warnaco Group (The) a,c	550,579	10,648,198

		41,620,356

Home Furnishing and Appliances - 1.3%
American Technology a,c	693,700	2,649,934
Bassett Furniture Industries	207,600	3,371,424
Furniture Brands International	602,300	11,467,792
La-Z-Boy	715,600	9,989,776

		27,478,926

Publishing - 1.2%
McClatchy Company (The) Cl. A	258,700	10,914,553
Scholastic Corporation a	472,300	14,712,145

		25,626,698

Other Consumer Products - 0.3%
Universal Electronics a	346,200	6,577,800

Total		101,303,780

Consumer Services - 7.1%
Direct Marketing - 0.2%
Alloy a,c	391,000	4,617,710

Leisure and Entertainment - 0.7%
Carmike Cinemas c	271,300	4,660,934
Steinway Musical Instruments a,c	358,500	10,038,000

		14,698,934

Media and Broadcasting - 0.6%
Cox Radio Cl. A a,c	781,600	11,997,560

Restaurants and Lodgings - 1.0%
Landry’s Restaurants a	500,100	15,078,015
Rubio’s Restaurants a,b,c	622,700	5,498,441

		20,576,456

Retail Stores - 4.5%
Bakers Footwear Group a,b,c	398,466	5,255,767
Bombay Company (The) a,c	1,103,900	1,512,343
Cost Plus a,c	613,900	7,348,383
Dillard’s Cl. A a	443,800	14,525,574
Krispy Kreme Doughnuts a,c	1,066,700	8,640,270
Pacific Sunwear of California a,c	528,500	7,969,780
Restoration Hardware a,c	1,194,986	10,360,529
REX Stores a,b,c	549,400	7,746,540
Saks	579,600	10,015,488
Tweeter Home Entertainment Group a,c	1,123,800	5,124,528
West Marine a,c	474,144	6,638,016
Wild Oats Markets a,c	633,900	10,250,163
Wilsons The Leather Experts a	1,026,800	2,721,020

		98,108,401

Other Consumer Services - 0.1%
Autobytel a,c	967,929	2,836,032

Total		152,835,093

Financial Intermediaries - 2.7%
Banking - 1.2%
Centennial Bank Holdings a,c	388,100	3,756,808
Community Capital Bancshares	85,600	1,048,600
Fremont General	345,600	4,834,944
NetBank c	720,200	4,357,210
Pacific Mercantile Bancorp a,c	104,900	1,698,331
Superior Bancorp a	186,400	2,143,600
Texas Capital Bancshares a,c	317,800	5,949,216
UMB Financial	89,300	3,265,701

		27,054,410

Insurance - 1.1%
FBL Financial Group Cl. A	198,300	6,637,101
Horace Mann Educators	520,800	10,014,984
KMG America a,c	434,900	3,196,515
Meadowbrook Insurance Group a,c	247,800	2,790,228
Quanta Capital Holdings a	329,600	606,464

		23,245,292

Other Financial Intermediaries - 0.4%
Aether Holdings a	1,355,900	8,054,046

Total		58,353,748

Financial Services - 0.7%
Other Financial Services - 0.7%
Advanta Corporation Cl. B	244,728	9,030,463
Great Lakes Bancorp a	394,200	6,334,794

Total		15,365,257

Health - 4.0%
Drugs and Biotech - 0.8%
Cambrex Corporation	601,400	12,454,994
Par Pharmaceutical Companies a,c	283,900	5,178,336

		17,633,330

Health Services - 2.1%
AMICAS a	655,100	1,952,198
Albany Molecular Research a,c	791,700	7,410,312
Allion Healthcare a,b,c	894,700	3,739,846
Kindred Healthcare a,c	274,200	8,151,966
LifePoint Hospitals a,c	359,800	12,708,136
Medical Staffing Network Holdings a,c	848,800	5,279,536
QuadraMed a	679,700	1,502,137
Quovadx a	1,623,304	4,236,823
Tripos a,c	472,022	807,158

		45,788,112

Medical Products and Devices - 1.1%
Del Global Technologies a	211,085	284,965
Digirad Corporation a,b	982,322	3,664,061
HealthTronics a	860,615	5,309,995
Home Diagnostics a,c	132,600	1,735,734
New Brunswick Scientific a	389,874	3,052,713
Wright Medical Group a,c	361,300	8,761,525

		22,808,993

Total		86,230,435

Industrial Products - 24.8%
Automotive - 0.6%
Lear Corporation c	355,200	7,352,640
Spartan Motors	330,200	6,217,666

		13,570,306

Building Systems and Components - 0.6%
Lennox International	423,400	9,695,860
Modtech Holdings a,c	594,401	3,304,870

		13,000,730

Construction Materials - 0.5%
Apogee Enterprises	694,900	10,569,429

Industrial Components - 4.6%
American Technical Ceramics a	370,400	4,555,920
Barnes Group	756,500	13,284,140
CTS Corporation	555,400	7,653,412
Crane Company	261,600	10,934,880
Deswell Industries	263,398	2,797,287
Fansteel a	52,600	26,300
Gerber Scientific a,b,c	1,202,600	18,014,948
GrafTech International a,c	1,650,360	9,638,102
Hawk Corporation Cl. A a	435,200	5,614,080
Planar Systems a	441,755	5,013,919
Timken Company (The)	413,400	12,311,052
Zygo Corporation a	710,500	9,058,875

		98,902,915

Machinery - 5.1%
AGCO Corporation a,c	415,300	10,527,855
Astec Industries a,c	297,075	7,501,144
Baldwin Technology Company Cl. A a	701,600	4,062,264
FEI Company a,c	567,400	11,977,814
Flow International a	1,101,186	14,282,382
Global Power Equipment Group a,c,d	1,390,100	695,050
Hurco Companies a	291,600	7,007,148
Intermec a,c	210,900	5,559,324
Keithley Instruments	473,500	6,037,125
LeCroy Corporation a	595,300	8,203,234
PAXAR Corporation a,c	602,100	12,029,958
Robbins & Myers	569,800	17,618,216
Thermadyne Holdings a,c	429,400	4,336,940

		109,838,454

Metal Fabrication and Distribution - 3.4%
Carpenter Technology	182,800	19,652,828
Chaparral Steel Company a	302,600	10,306,556
Haynes International a	233,100	8,403,255
Insteel Industries	582,184	11,567,996
NN	392,008	4,637,455
Oregon Steel Mills a,c	255,700	12,496,059
RTI International Metals a,c	152,200	6,632,876

		73,697,025

Paper and Packaging - 0.7%
Chesapeake Corporation	761,100	10,891,341
Graphic Packaging a,c	1,378,700	5,046,042

		15,937,383

Pumps, Valves and Bearings - 0.6%
CIRCOR International	452,600	13,826,930

Specialty Chemicals and Materials - 5.5%
Aceto Corporation	1,129,050	7,948,512
Calgon Carbon a,c	1,002,500	4,431,050
Chemtura Corporation	928,700	8,051,829
Cytec Industries	194,300	10,801,137
Lydall a,c	702,000	6,247,800
MacDermid	240,900	7,858,158
Material Sciences a	606,100	6,036,756
OM Group a,c	257,500	11,314,550
Park Electrochemical	501,900	15,900,192
Penford Corporation	354,100	5,361,074
PolyOne Corporation a,c	893,700	7,444,521
Quaker Chemical	333,200	6,480,740
Spartech Corporation	534,500	14,308,565
Terra Industries a	754,000	5,813,340

		117,998,224

Textiles - 0.3%
Dixie Group a	411,966	6,146,533

Other Industrial Products - 2.9%
Cherokee International a,c	423,600	1,482,600
Ferro Corporation	717,700	12,760,706
Interface Cl. A a	936,800	12,065,984
Maxwell Technologies a	629,100	12,795,894
Tredegar Corporation	715,000	11,969,100
Trinity Industries	353,050	11,357,619

		62,431,903

Total		535,919,832

Industrial Services - 6.8%
Advertising and Publishing - 0.9%
Harris Interactive a,c	1,162,700	7,092,470
Journal Register Company	1,113,400	6,312,978
ValueClick a,c	287,176	5,324,243

		18,729,691

Commercial Services - 2.1%
Anacomp Cl. A a	105,000	682,500
Carreker Corporation a,c	716,209	4,397,523
Hudson Highland Group a,c	463,000	4,537,400
Lincoln Educational Services a,c	404,200	6,612,712
Rentrak Corporation a	305,800	3,492,236
Sparton Corporation a	358,093	2,990,077
TRC Companies a,b,c	906,300	7,721,676
Volt Information Sciences a	150,500	5,350,275
Xanser Corporation a	1,560,300	9,127,755

		44,912,154

Engineering and Construction - 1.6%
Champion Enterprises a,c	569,900	3,932,310
Comfort Systems USA	268,890	3,081,479
Comstock Homebuilding Companies Cl. A a,c	579,930	3,131,622
Fleetwood Enterprises a,c	887,200	5,970,856
MasTec a,c	679,900	7,526,493
Matrix Service Company a	927,200	12,137,048

		35,779,808

Food and Tobacco Processors - 0.3%
Galaxy Nutritional Foods a,b	885,100	327,487
Sunopta a,c	603,100	6,374,767

		6,702,254

Printing - 0.5%
Bowne & Co.	705,600	10,075,968

Transportation and Logistics - 1.4%
AirTran Holdings a,c	344,100	3,413,472
Atlas Air Worldwide Holdings a,c	182,080	7,924,122
Frontier Airlines Holdings a,c	777,800	6,416,850
Mesa Air Group a,c	639,100	4,959,416
Swift Transportation Company a,c	353,500	8,385,020

		31,098,880

Total		147,298,755

Natural Resources - 2.2%
Energy Services - 1.0%
Global Industries a,c	254,800	3,964,688
Horizon Offshore a,c	546,340	9,342,414
Newpark Resources a,c	1,511,200	8,054,696

		21,361,798

Oil and Gas - 0.7%
Pioneer Drilling Company a,c	400,500	5,142,420
TODCO a	275,300	9,525,380

		14,667,800

Precious Metals and Mining - 0.5%
Century Aluminum a,c	311,406	10,478,812

Total		46,508,410

Technology - 36.0%
Aerospace and Defense - 3.7%
BE Aerospace a,c	446,100	9,408,249
CPI Aerostructures a,b	299,000	1,405,300
Ducommun a	436,500	8,145,090
EDO Corporation	445,600	10,195,328
Esterline Technologies a,c	286,600	9,675,616
GenCorp a	577,300	7,412,532
Herley Industries a,c	354,198	4,384,971
Hexcel Corporation a,c	750,200	10,615,330
Kaman Corporation Cl. A	657,952	11,849,716
Teledyne Technologies a,c	200,600	7,943,760

		81,035,892

Components and Systems - 6.1%
Analogic Corporation	281,100	14,426,052
Belden CDT	223,550	8,546,316
Celestica a,c	1,079,000	11,588,460
Cray a,c	548,424	6,098,475
Dot Hill Systems a,c	1,045,270	4,076,553
Hypercom Corporation a,c	887,700	6,018,606
InFocus Corporation a,c	1,581,809	4,523,974
Interlink Electronics a,b	790,775	2,056,015
Interphase Corporation a,b	420,300	5,270,562
Iomega Corporation a	1,329,300	3,868,263
KEMET Corporation a,c	760,600	6,138,042
Lantronix a	1,260,900	1,891,350
Mercury Computer Systems a,c	339,800	4,026,630
Merix Corporation a	855,500	8,221,355
OSI Systems a,c	576,695	11,303,222
Printronix b	353,981	4,725,646
SCM Microsystems a,b,c	857,820	2,873,697
Sigmatron International a,b,c	266,900	2,209,932
Spectrum Control a	605,600	5,692,640
TTM Technologies a	504,900	5,907,330
Vishay Intertechnology a,c	863,400	12,122,136

		131,585,256

Distribution - 1.0%
Bell Industries a,b	455,900	1,363,141
Bell Microproducts a,c	995,268	5,165,441
Benchmark Electronics a,c	528,450	14,204,736

		20,733,318

Internet Software and Services - 3.3%
Digitas a,c	766,551	7,374,221
EarthLink a,c	966,600	7,027,182
InfoSpace a	441,800	8,146,792
Interwoven a,c	876,640	9,669,339
Lionbridge Technologies a,c	1,075,110	8,203,089
MIVA a,c	1,294,800	4,272,840
1-800-Flowers.com a,c	1,102,700	5,800,202
RealNetworks a,c	838,815	8,899,827
SupportSoft a,c	912,200	3,986,314
Tumbleweed Communications a	676,300	1,907,166
Vignette Corporation a	519,098	7,028,587

		72,315,559

IT Services - 1.3%
CIBER a,c	1,005,723	6,667,943
Computer Task Group a,b	1,132,800	4,508,544
Computer Horizons a	828,953	3,315,812
Keane a	957,500	13,797,575

		28,289,874

Semiconductors and Equipment - 9.0%
Actel Corporation a,c	469,197	7,296,013
Advanced Energy Industries a,c	335,600	5,718,624
Aixtron ADR a,c	388,623	1,410,701
ANADIGICS a,c	1,325,800	9,492,728
Brooks Automation a,c	632,100	8,248,905
California Micro Devices a	1,075,700	5,486,070
Cascade Microtech a	341,452	4,254,492
Credence Systems a	317,700	905,445
Cypress Semiconductor a,c	760,100	13,506,977
Electroglas a,b	1,418,727	3,887,312
FSI International a	656,800	3,776,600
Fairchild Semiconductor International a,c	627,800	11,739,860
GSI Group a	1,309,000	12,239,150
Integrated Silicon Solution a	549,500	3,066,210
Kulicke & Soffa Industries a,c	917,100	8,107,164
Mentor Graphics a,c	469,084	6,604,703
Nanometrics a	762,500	7,053,125
PLX Technology a,c	833,600	8,644,432
Pericom Semiconductor a	742,100	7,235,475
PortalPlayer a,c	706,000	7,963,680
Sanmina-SCI Corporation a	803,700	3,005,838
Silicon Storage Technology a,c	1,309,900	5,396,788
Teradyne a,c	323,500	4,257,260
TriQuint Semiconductor a,c	1,258,500	6,544,200
Ultra Clean Holdings a	203,900	2,177,652
Varian a,c	278,800	12,788,556
Varian Semiconductor Equipment Associates a,c	300,436	11,026,001
Veeco Instruments a,c	353,500	7,123,025
White Electronic Designs a	1,186,100	5,894,917

		194,851,903

Software - 5.2%
Aspen Technology a,c	805,300	8,793,876
Avid Technology a,c	339,962	12,381,416
Borland Software a,c	1,584,050	9,076,606
Bottomline Technologies a,c	971,801	9,484,778
Dendrite International a,c	776,200	7,591,236
Epicor Software a,c	1,018,406	13,351,303
Evans & Sutherland Computer a,b	630,825	2,838,713
Indus International a,c	1,046,600	2,626,966
JDA Software Group a,c	536,809	8,277,595
MSC.Software a	504,400	7,767,760
Majesco Entertainment Company a,b,c	1,399,986	1,889,981
MetaSolv a,c	1,223,900	3,708,417
Parametric Technology a	755,540	13,191,728
QAD	1,023,800	8,272,304
Versant Corporation a,b	232,250	2,389,853

		111,642,532

Telecommunications - 6.4%
Andrew Corporation a,c	622,527	5,745,924
Arris Group a,c	186,400	2,136,144
C-COR.net a,c	1,540,200	13,214,916
Carrier Access a,c	891,855	6,332,170
Centillium Communications a	746,700	1,523,268
ClearOne Communications a,b	655,644	2,353,762
CommScope a,c	347,900	11,431,994
Covad Communications Group a,c	1,666,700	2,483,383
EMS Technologies a,c	619,146	11,627,562
General Communication Cl. A a,c	426,200	5,280,618
Globecomm Systems a	470,400	4,017,216
Harmonic a	1,077,700	7,921,095
Inter-Tel	361,000	7,797,600
Network Equipment Technologies a,b	1,617,200	6,662,864
Powerwave Technologies a,c	1,047,700	7,962,520
Radyne a,c	560,700	6,862,968
Symmetricom a,c	829,300	6,692,451
Tekelec a,c	816,600	10,583,136
Tollgrade Communications a	514,634	4,605,974
UTStarcom a,c	1,282,800	11,378,436
Westell Technologies Cl. A a	1,051,800	2,198,262

		138,812,263

Total		779,266,597

Miscellaneous (e) - 3.5%
Total		76,710,745

TOTAL COMMON STOCKS
(Cost $1,761,423,318)		1,999,792,652

REPURCHASE AGREEMENTS - 7.2%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $59,851,426 (collateralized by obligations of various U.S. Government Agencies, valued at $61,325,000) (Cost $59,826,000)		59,826,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $95,041,008 (collateralized by obligations of various U.S. Government Agencies, valued at $96,943,187) (Cost $95,000,000)		95,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $154,826,000)		154,826,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 9.0%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-5.24%)
(Cost $194,803,235)		194,803,235

TOTAL INVESTMENTS - 108.7%
(Cost $2,111,052,553)		2,349,421,887

LIABILITIES LESS CASH AND OTHER ASSETS - (8.7)%		(187,422,142)

NET ASSETS - 100.0%		$2,161,999,745

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 97.5%
	SHARES	VALUE
Consumer Products - 16.9%
Apparel and Shoes - 2.7%
Hampshire Group a	282,302	$3,494,899
K-Swiss Cl. A	350,000	10,521,000
Lakeland Industries a,c	178,499	2,170,548

		16,186,447

Food/Beverage/Tobacco - 4.1%
Lancaster Colony	544,200	24,358,392

Home Furnishing and Appliances - 8.7%
Chromcraft Revington a	202,700	2,002,676
Ethan Allen Interiors	300,000	10,398,000
Flexsteel Industries	92,500	1,202,500
Graham Corporation b	205,800	3,652,950
Hooker Furniture	70,400	1,032,064
Mity Enterprises a,b	201,500	3,667,300
National Presto Industries b	529,900	29,287,573

		51,243,063

Sports and Recreation - 0.8%
Escalade	465,100	4,651,000

Other Consumer Products - 0.6%
Koss Corporation	171,000	3,325,950

Total		99,764,852

Consumer Services - 14.9%
Leisure and Entertainment - 0.5%
Bowl America Cl. A	203,300	2,927,520

Restaurants and Lodgings - 4.7%
CEC Entertainment a	278,900	8,788,139
Frisch’s Restaurants a,b	295,000	7,091,800
Jack in the Box a	226,900	11,839,642

		27,719,581

Retail Stores - 9.7%
Arden Group Cl. A	115,000	13,386,000
BJ’s Wholesale Club a	292,000	8,520,560
Claire’s Stores a	794,000	23,153,040
Deb Shops	481,500	12,345,660

		57,405,260

Total		88,052,361

Financial Services - 2.9%
Insurance Brokers - 2.9%
Hilb Rogal & Hobbs Company	405,000	17,273,250

Total		17,273,250

Health - 7.3%
Health Services - 1.0%
National Dentex a,b	292,500	5,747,625

Medical Products and Devices - 5.7%
Atrion Corporation	79,000	6,106,700
Bio-Rad Laboratories Cl. A a	340,000	24,048,200
STERIS Corporation	150,000	3,609,000

		33,763,900

Personal Care - 0.6%
Regis Corporation	102,500	3,674,625

Total		43,186,150

Industrial Products - 38.2%
Automotive - 3.3%
Bandag Cl. A	343,300	11,929,675
Dorman Products a	735,000	7,423,500

		19,353,175

Construction Materials - 3.8%
Carlisle Companies	128,000	10,764,800
ElkCorp	125,000	3,393,750
NCI Building Systems a	141,500	8,231,055

		22,389,605

Industrial Components - 5.7%
Genlyte Group (The) a	241,000	17,159,200
Hubbell Cl. B	97,600	4,675,040
Standex International	419,900	11,706,812

		33,541,052

Machinery - 10.9%
Applied Industrial Technologies	195,000	4,758,000
Cascade Corporation	340,000	15,521,000
Hurco Companies a	172,000	4,133,160
K-Tron International a	76,500	4,836,330
Kennametal	91,000	5,155,150
Nordson Corporation	115,000	4,583,900
Rofin-Sinar Technologies a	360,000	21,877,200
Sun Hydraulics	190,000	3,896,900

		64,761,640

Metal Fabrication and Distribution - 6.3%
Carpenter Technology	171,000	18,384,210
Insteel Industries	715,000	14,207,050
Quanex Corporation	154,000	4,673,900

		37,265,160

Specialty Chemicals and Materials - 6.4%
Hawkins b	547,500	7,785,450
Lubrizol Corporation	222,300	10,165,779
MacDermid	274,200	8,944,404
Park Electrochemical	161,500	5,116,320
Schulman (A.)	240,000	5,642,400

		37,654,353

Other Industrial Products - 1.8%
Met-Pro Corporation b	827,000	10,858,510

Total		225,823,495

Industrial Services - 11.7%
Commercial Services - 3.1%
Global Imaging Systems a	515,200	11,370,464
Watson Wyatt Worldwide Cl. A	173,300	7,091,436

		18,461,900

Industrial Distribution - 3.6%
Lawson Products b	505,000	21,169,600

Printing - 2.8%
CSS Industries b	553,200	16,441,104

Transportation and Logistics - 2.2%
Arkansas Best	296,300	12,749,789

Total		68,822,393

Natural Resources - 2.3%
Energy Services - 2.3%
Lone Star Technologies a	282,700	13,677,026

Total		13,677,026

Technology - 1.7%
Components and Systems - 1.7%
Rimage Corporation a	172,500	3,867,450
Thomas & Betts a	128,600	6,135,506

Total		10,002,956

Miscellaneous (e) - 1.6%
Total		9,408,218

TOTAL COMMON STOCKS
(Cost $426,294,308)		576,010,701

REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $14,628,214 (collateralized by obligations of various U.S. Government Agencies, valued at $14,989,844) (Cost $14,622,000)		14,622,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.1%
Money Market Funds
AIM Liquid Assets Institutional Fund (7 day yield-5.18%)
(Cost $243,134)		243,134

TOTAL INVESTMENTS - 100.1%
(Cost $441,159,442)		590,875,835

LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%		(37,339)

NET ASSETS - 100.0%		$590,838,496

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 93.2%
	SHARES	VALUE
Consumer Products - 10.8%
Apparel and Shoes - 3.9%
Columbia Sportswear Company a	58,200	$3,249,306
K-Swiss Cl. A	154,200	4,635,252
Polo Ralph Lauren Cl. A	60,800	3,933,152
Timberland Company Cl. A a	113,300	3,259,641

		15,077,351

Home Furnishing and Appliances - 0.7%
Ethan Allen Interiors	84,600	2,932,236

Sports and Recreation - 3.4%
Thor Industries	172,800	7,114,176
Winnebago Industries	195,400	6,131,652

		13,245,828

Other Consumer Products - 2.8%
Fossil a	61,300	1,320,402
RC2 Corporation a	290,100	9,727,053

		11,047,455

Total		42,302,870

Consumer Services - 14.3%
Direct Marketing - 1.3%
Nu Skin Enterprises Cl. A	292,500	5,124,600

Leisure and Entertainment - 1.7%
International Speedway Cl. A	132,500	6,603,800

Restaurants and Lodgings - 3.1%
Applebee’s International a	412,300	8,868,573
CEC Entertainment a	105,800	3,333,758

		12,202,331

Retail Stores - 6.7%
BJ’s Wholesale Club a	157,600	4,598,768
Buckle (The)	173,200	6,571,208
Claire’s Stores a	177,100	5,164,236
Finish Line (The) Cl. A	420,400	5,305,448
Pacific Sunwear of California a	289,500	4,365,660

		26,005,320

Other Consumer Services - 1.5%
Corinthian Colleges a	199,900	2,160,919
Universal Technical Institute a	215,200	3,849,928

		6,010,847

Total		55,946,898

Financial Intermediaries - 2.9%
Insurance - 1.1%
Assured Guaranty	163,200	4,231,776

Securities Brokers - 1.8%
Knight Capital Group Cl. A a	393,000	7,152,600

Total		11,384,376

Financial Services - 3.2%
Information and Processing - 1.3%
eFunds Corporation a	207,800	5,024,604

Investment Management - 1.9%
Eaton Vance	119,900	3,460,314
Federated Investors Cl. B	121,700	4,114,677

		7,574,991

Total		12,599,595

Health - 1.5%
Drugs and Biotech - 1.5%
Endo Pharmaceuticals Holdings a	149,100	4,853,205
Perrigo Company	62,000	1,052,140

Total		5,905,345

Industrial Products - 16.4%
Building Systems and Components - 3.3%
Drew Industries a	159,400	4,026,444
Simpson Manufacturing	326,700	8,830,701

		12,857,145

Construction Materials - 2.8%
Florida Rock Industries	285,650	11,057,512

Machinery - 4.9%
Graco	112,700	4,402,062
Lincoln Electric Holdings	103,900	5,657,355
Rofin-Sinar Technologies a	67,400	4,095,898
Woodward Governor Company	145,400	4,876,716

		19,032,031

Metal Fabrication and Distribution - 5.4%
IPSCO	118,300	10,253,061
Metal Management	178,600	4,972,224
Reliance Steel & Aluminum	122,200	3,927,508
Schnitzer Steel Industries Cl. A	69,800	2,201,492

		21,354,285

Total		64,300,973

Industrial Services - 5.7%
Commercial Services - 3.6%
Heidrick & Struggles International a	195,900	7,052,400
Korn/Ferry International a	337,200	7,060,968

		14,113,368

Transportation and Logistics - 2.1%
Arkansas Best	185,500	7,982,065

Total		22,095,433

Natural Resources - 22.4%
Energy Services - 5.6%
Ensign Energy Services	313,000	5,194,498
Oil States International a	138,900	3,819,750
Pason Systems	112,000	1,581,176
Patterson-UTI Energy	173,800	4,129,488
TETRA Technologies a	89,500	2,162,320
Trican Well Service	305,000	5,138,135

		22,025,367

Oil and Gas - 6.5%
Cimarex Energy	252,500	8,885,475
St. Mary Land & Exploration Company	196,200	7,202,502
Unit Corporation a	206,100	9,474,417

		25,562,394

Precious Metals and Mining - 10.3%
Agnico-Eagle Mines	260,700	8,115,591
Glamis Gold a	144,700	5,705,521
Ivanhoe Mines a	636,800	3,986,368
Meridian Gold a	301,800	7,502,748
Pan American Silver a	342,700	6,696,358
Silver Standard Resources a	368,800	8,143,104

		40,149,690

Total		87,737,451

Technology - 11.1%
Distribution - 1.9%
CDW Corporation	123,400	7,611,312

IT Services - 3.5%
MAXIMUS	166,900	4,356,090
Perot Systems Cl. A a	455,100	6,275,829
Total System Services	141,800	3,237,294

		13,869,213

Semiconductors and Equipment - 0.8%
Fairchild Semiconductor International a	168,200	3,145,340

Software - 1.3%
ManTech International Cl. A a	148,800	4,911,888

Telecommunications - 3.6%
Foundry Networks a	391,900	5,153,485
NETGEAR a	425,000	8,750,750

		13,904,235

Total		43,441,988

Miscellaneous (e) - 4.9%
Total		19,065,593

TOTAL COMMON STOCKS
(Cost $359,319,708)		364,780,522

REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $25,053,643 (collateralized by obligations of various U.S. Government Agencies, valued at $25,673,519) (Cost $25,043,000)		25,043,000

TOTAL INVESTMENTS - 99.6%
(Cost $384,362,708)		389,823,522

CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%		1,496,726

NET ASSETS - 100.0%		$391,320,248

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 88.4%
	SHARES	VALUE
Consumer Products - 1.2%
Sports and Recreation - 0.7%
Thor Industries	186,900	$7,694,673

Other Consumer Products - 0.5%
Fossil a	216,000	4,652,640

Total		12,347,313

Consumer Services - 6.1%
Direct Marketing - 0.5%
Nu Skin Enterprises Cl. A	283,300	4,963,416

Leisure and Entertainment - 1.0%
International Speedway Cl. A	208,800	10,406,592

Retail Stores - 3.3%
A.C. Moore Arts & Crafts a	770,500	14,662,615
The Men’s Wearhouse a	320,000	11,907,200
Pacific Sunwear of California a	544,000	8,203,520

		34,773,335

Other Consumer Services - 1.3%
Universal Technical Institute a	803,400	14,372,826

Total		64,516,169

Financial Intermediaries - 5.7%
Banking - 2.0%
Bancorp (The) a	402,900	10,269,921
Enterprise Financial Services	348,500	10,754,710

		21,024,631

Insurance - 0.8%
Assured Guaranty	318,900	8,269,077

Securities Brokers - 1.7%
Knight Capital Group Cl. A a	1,004,400	18,280,080

Other Financial Intermediaries - 1.2%
MarketAxess Holdings a	493,900	5,171,133
TSX Group	177,100	7,766,891

		12,938,024

Total		60,511,812

Financial Services - 2.0%
Information and Processing - 1.4%
eFunds Corporation a	607,300	14,684,514

Investment Management - 0.6%
Nuveen Investments Cl. A	132,000	6,762,360

Total		21,446,874

Health - 9.4%
Drugs and Biotech - 5.6%
Biosite a	177,900	8,224,317
Draxis Health a	575,000	2,518,500
Dyax Corporation a	1,690,000	5,627,700
Elan Corporation ADR a	468,500	7,205,530
Endo Pharmaceuticals Holdings a	404,100	13,153,455
Myriad Genetics a	120,000	2,958,000
NUCRYST Pharmaceuticals a	751,800	5,931,702
Perrigo Company	797,100	13,526,787

		59,145,991

Health Services - 0.5%
Metropolitan Health Networks a	2,146,800	4,830,300

Medical Products and Devices - 2.3%
Anika Therapeutics a,b	748,495	9,977,438
Caliper Life Sciences a	1,376,300	6,716,344
Possis Medical a	366,584	3,610,852
Shamir Optical Industry a	472,200	4,268,688

		24,573,322

Personal Care - 1.0%
Inter Parfums	538,500	10,253,040

Total		98,802,653

Industrial Products - 10.9%
Building Systems and Components - 1.1%
Drew Industries a	461,000	11,644,860

Construction Materials - 1.0%
Florida Rock Industries	270,800	10,482,668

Machinery - 2.2%
Lincoln Electric Holdings	200,900	10,939,005
Woodward Governor Company	373,900	12,540,606

		23,479,611

Metal Fabrication and Distribution - 4.7%
Harris Steel Group	349,700	9,010,387
IPSCO	190,300	16,493,301
Metal Management	168,400	4,688,256
Reliance Steel & Aluminum	379,100	12,184,274
Schnitzer Steel Industries Cl. A	222,000	7,001,880

		49,378,098

Textiles - 1.0%
UniFirst Corporation	336,400	10,509,136

Other Industrial Products - 0.9%
Color Kinetics a	80,800	1,371,984
Diebold	189,500	8,248,935

		9,620,919

Total		115,115,292

Industrial Services - 6.5%
Commercial Services - 3.5%
Adesa	655,000	15,137,050
MPS Group a	542,400	8,195,664
Navigant Consulting a	663,800	13,315,828

		36,648,542

Engineering and Construction - 1.3%
Dycom Industries a	199,500	4,289,250
Insituform Technologies Cl. A a	385,800	9,367,224

		13,656,474

Industrial Distribution - 1.0%
Ritchie Bros. Auctioneers	189,800	10,175,178

Transportation and Logistics - 0.7%
Universal Truckload Services a	299,000	7,765,030

Total		68,245,224

Natural Resources - 17.0%
Energy Services - 5.8%
Carbo Ceramics	305,400	11,003,562
Ensign Energy Services	806,800	13,389,524
Input/Output a	389,100	3,863,763
Pason Systems	781,300	11,030,118
Tesco Corporation a	667,700	10,342,673
Trican Well Service	697,400	11,748,640

		61,378,280

Oil and Gas - 1.5%
Unit Corporation a	328,100	15,082,757

Precious Metals and Mining - 8.7%
Agnico-Eagle Mines	410,100	12,766,413
Gammon Lake Resources a	864,100	9,876,663
Glamis Gold a	347,579	13,705,040
International Coal Group a	1,987,350	8,386,617
Ivanhoe Mines a	1,641,100	10,273,286
Meridian Gold a	420,700	10,458,602
Northern Orion Resources a	1,409,600	5,497,440
NovaGold Resources a	507,600	7,964,244
Silver Standard Resources a	583,700	12,888,096

		91,816,401

Other Natural Resources - 1.0%
AMCOL International	411,900	10,260,429

Total		178,537,867

Technology - 24.6%
Aerospace and Defense - 1.0%
FLIR Systems a	384,400	10,440,304

Components and Systems - 1.2%
Digi International a	920,200	12,422,700

Distribution - 1.3%
CDW Corporation	227,300	14,019,864

Internet Software and Services - 3.3%
Answers Corporation a,b	575,010	6,267,609
eResearch Technology a	1,151,600	9,339,476
Packeteer a	1,133,100	9,755,991
RealNetworks a	880,100	9,337,861

		34,700,937

IT Services - 4.4%
Ceridian Corporation a	658,400	14,721,824
Entrust a	2,896,300	10,021,198
Perot Systems Cl. A a	658,400	9,079,336
RADVision a	756,300	12,478,950

		46,301,308

Semiconductors and Equipment - 6.9%
Axcelis Technologies a	1,247,600	8,808,056
Cirrus Logic a	1,460,300	10,645,587
Cree a	449,900	9,047,489
DTS a	584,400	12,377,592
Dolby Laboratories Cl. A a	510,400	10,131,440
Fairchild Semiconductor International a	499,400	9,338,780
GSI Group a	550,100	5,143,435
Photronics a	544,700	7,696,611

		73,188,990

Software - 5.2%
Activision a	769,200	11,614,920
Dendrite International a	669,943	6,552,042
Epicor Software a	1,010,800	13,251,588
FARO Technologies a	651,400	12,441,740
Ulticom a	1,058,700	11,021,067

		54,881,357

Telecommunications - 1.3%
Foundry Networks a	1,002,000	13,176,300

Total		259,131,760

Miscellaneous (e) - 5.0%
Total		52,552,206

TOTAL COMMON STOCKS
(Cost $887,557,139)		931,207,170

REPURCHASE AGREEMENTS - 11.5%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $45,436,302 (collateralized by obligations of various U.S. Government Agencies, valued at $46,556,157) (Cost $45,417,000)		45,417,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $75,032,375 (collateralized by obligations of various U.S. Government Agencies, valued at $76,535,237) (Cost $75,000,000)		75,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $120,417,000)		120,417,000

TOTAL INVESTMENTS - 99.9%
(Cost $1,007,974,139)		1,051,624,170

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		1,374,244

NET ASSETS - 100.0%		$1,052,998,414

SCHEDULES OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 84.5%
	SHARES	VALUE
Commercial Services - 3.9%
CheckFree Corporation a	5,000	$206,600
Kenexa Corporation a	10,000	252,200
Traffic.com a	40,000	202,000
TRX a	30,000	151,800

Total		812,600

Components and Systems - 7.5%
Analogic Corporation	5,000	256,600
Digi International a	15,000	202,500
Hypercom Corporation a	45,000	305,100
Kronos a	7,500	255,675
OSI Systems a	10,000	196,000
SafeNet a	20,000	363,800

Total		1,579,675

Distribution - 1.4%
INX a	45,000	294,750

Total		294,750

Information and Processing - 1.2%
eFunds Corporation a	10,000	241,800

Total		241,800

Internet Software and Services - 20.9%
Digital Insight a	10,000	293,200
Dynabazaar a	150,000	47,250
ePresence a,d	350,000	0
Jacada a	330,100	726,220
Openwave Systems a	30,000	280,800
Perficient a	15,000	235,200
RightNow Technologies a	5,000	78,050
S1 Corporation a	90,000	414,900
Saba Software a	80,000	421,600
Secure Computing a	60,000	379,800
SupportSoft a	50,000	218,500
Tumbleweed Communications a	150,000	423,000
Web.com a	80,000	332,800
WebSideStory a	40,000	528,400

Total		4,379,720

IT Services - 5.3%
Infocrossing a	20,000	268,200
RADVision a	20,000	330,000
Think Partnership a	100,000	197,000
Tyler Technologies a	25,000	323,250

Total		1,118,450

Leisure and Entertainment - 1.3%
ESI Entertainment Systems a,d	120,000	279,132

Total		279,132

Software - 26.8%
Aladdin Knowledge Systems a	12,500	210,625
American Software Cl. A	40,000	274,000
Bottomline Technologies a	20,000	195,200
Chordiant Software a	140,000	429,800
Epicor Software a	40,000	524,400
ILOG ADR a	38,800	467,540
Indus International a	76,600	192,266
i2 Technologies a	30,000	561,900
IncrediMail a	55,000	339,900
MICROS Systems a	3,000	146,760
MicroStrategy Cl. A a	3,000	305,490
Mobius Management Systems a	70,000	471,800
Peerless Systems a	70,000	229,600
SCO Group (The) a	50,000	101,500
SPSS a	10,000	249,300
Taleo Corporation Cl. A a	20,000	202,400
Transaction Systems Architects Cl. A a	10,000	343,200
Tucows a	200,000	174,000
Witness Systems a	12,000	210,360

Total		5,630,041

Telecommunications - 16.2%
ADC Telecommunications a	15,000	225,000
American Telecom Services a	59,500	169,575
American Telecom Services (Warrants) a	59,500	35,700
Covad Communications Group a	300,000	447,000
GigaBeam a	40,000	239,200
Glenayre Technologies a	150,000	330,000
Harmonic a	40,000	294,000
NMS Communications a	110,000	318,450
PC-Tel a	5,000	52,500
TNS a	1,000	15,060
Tekelec a	30,000	388,800
UCN a	170,000	399,500
Westell Technologies Cl. A a	100,000	209,000
Zhone Technologies a	250,000	267,500

Total		3,391,285

TOTAL COMMON STOCKS
(Cost $18,446,063)		17,727,453

REPURCHASE AGREEMENT - 14.9%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $3,140,334 (collateralized by obligations of various U.S. Government Agencies, valued at $3,220,000) (Cost $3,139,000)		3,139,000

TOTAL INVESTMENTS - 99.4%
(Cost $21,585,063)		20,866,453

CASH AND OTHER ASSETS LESS LIABILITIES - 0.6%		122,288

NET ASSETS - 100.0%		$20,988,741

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 93.7%
	SHARES	VALUE
Consumer Products - 5.3%
Apparel and Shoes - 1.9%
Columbia Sportswear Company a	5,500	$307,065
K-Swiss Cl. A	12,000	360,720

		667,785

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors	6,200	214,892

Sports and Recreation - 1.8%
Polaris Industries	6,900	283,935
Thor Industries	8,300	341,711

		625,646

Other Consumer Products - 1.0%
Fossil a	15,500	333,870

Total		1,842,193

Consumer Services - 12.4%
Leisure and Entertainment - 1.1%
International Speedway Cl. A	7,200	358,848

Restaurants and Lodgings - 2.7%
Applebee’s International a	16,600	357,066
CBRL Group	6,400	258,752
CEC Entertainment a	10,300	324,553

		940,371

Retail Stores - 5.7%
A.C. Moore Arts & Crafts a	18,100	344,443
Borders Group	16,600	338,640
Buckle (The)	7,300	276,962
Claire’s Stores a	19,800	577,368
Dollar Tree Stores a	13,700	424,152

		1,961,565

Other Consumer Services - 2.9%
Corinthian Colleges a	24,500	264,845
MoneyGram International	11,200	325,472
Universal Technical Institute a	23,800	425,782

		1,016,099

Total		4,276,883

Financial Intermediaries - 3.4%
Securities Brokers - 2.4%
Knight Capital Group Cl. A a	45,800	833,560

Other Financial Intermediaries - 1.0%
MarketAxess Holdings a	33,873	354,650

Total		1,188,210

Financial Services - 7.7%
Information and Processing - 3.5%
eFunds Corporation a	23,500	568,230
Morningstar a	7,700	284,130
SEI Investments Company	6,200	348,378

		1,200,738

Insurance Brokers - 0.6%
Hilb Rogal & Hobbs Company	4,800	204,720

Investment Management - 3.6%
AllianceBernstein Holding L.P.	6,500	448,435
Federated Investors Cl. B	11,800	398,958
Nuveen Investments Cl. A	7,700	394,471

		1,241,864

Total		2,647,322

Health - 2.9%
Drugs and Biotech - 1.3%
Perrigo Company	26,500	449,705

Medical Products and Devices - 1.6%
Arrow International	8,500	270,385
Invacare Corporation	11,800	277,536

		547,921

Total		997,626

Industrial Products - 17.6%
Automotive - 0.9%
Gentex Corporation	23,200	329,672

Building Systems and Components - 1.2%
Drew Industries a	11,600	293,016
Teleflex	2,500	139,100

		432,116

Construction Materials - 0.8%
Florida Rock Industries	6,800	263,228

Industrial Components - 1.9%
CLARCOR	11,600	353,684
Donaldson Company	7,900	291,510

		645,194

Machinery - 6.9%
Franklin Electric	8,100	430,434
Graco	6,300	246,078
Lincoln Electric Holdings	6,600	359,370
Nordson Corporation	6,800	271,048
Rofin-Sinar Technologies a	5,700	346,389
Tennant Company	12,200	296,948
Woodward Governor Company	12,700	425,958

		2,376,225

Metal Fabrication and Distribution - 1.6%
Kaydon Corporation	10,100	373,902
Metal Management	6,400	178,176

		552,078

Specialty Chemicals and Materials - 0.6%
MacDermid	6,400	208,768

Other Industrial Products - 3.7%
Brady Corporation Cl. A	11,800	414,888
Diebold	7,900	343,887
Raven Industries	6,200	186,062
Smith (A.O.) Corporation	8,600	339,098

		1,283,935

Total		6,091,216

Industrial Services - 10.8%
Commercial Services - 5.4%
Adesa	22,700	524,597
Copart a	10,400	293,176
MPS Group a	25,000	377,750
Navigant Consulting a	20,300	407,218
Viad Corporation	7,400	262,034

		1,864,775

Industrial Distribution - 1.0%
Ritchie Bros. Auctioneers	6,600	353,826

Printing - 0.8%
Courier Corporation	7,775	288,764

Transportation and Logistics - 3.6%
Alexander & Baldwin	3,500	155,295
Arkansas Best	7,300	314,119
Grupo Aeroportuario del Sureste ADR	11,600	432,796
Universal Truckload Services a	12,500	324,625

		1,226,835

Total		3,734,200

Natural Resources - 6.8%
Energy Services - 3.7%
Carbo Ceramics	11,100	399,933
Ensign Energy Services	16,200	268,853
Pason Systems	25,800	364,235
Trican Well Service	14,800	249,326

		1,282,347

Oil and Gas - 1.4%
Cimarex Energy	7,400	260,406
SEACOR Holdings a	2,500	206,250

		466,656

Precious Metals and Mining - 0.8%
International Coal Group a	66,900	282,318

Other Natural Resources - 0.9%
AMCOL International	12,800	318,848

Total		2,350,169

Technology - 22.0%
Aerospace and Defense - 1.0%
HEICO Corporation Cl. A	11,600	336,980

Components and Systems - 4.3%
American Power Conversion	19,500	428,220
Dionex Corporation a	6,200	315,828
Plexus Corporation a	9,900	190,080
Technitrol	6,500	194,025
Tektronix	12,400	358,732

		1,486,885

Distribution - 2.1%
Benchmark Electronics a	13,700	368,256
CDW Corporation	5,900	363,912

		732,168

Internet Software and Services - 1.3%
eResearch Technology a	39,500	320,345
RealNetworks a	12,100	128,381

		448,726

IT Services - 4.4%
Ceridian Corporation a	18,700	418,132
Gartner a	13,900	244,501
Keane a	24,800	357,368
Perot Systems Cl. A a	27,200	375,088
Sapient Corporation a	25,100	136,795

		1,531,884

Semiconductors and Equipment - 4.5%
Axcelis Technologies a	43,400	306,404
Cognex Corporation	18,100	457,206
DTS a	19,200	406,656
Dolby Laboratories Cl. A a	18,900	375,165

		1,545,431

Software - 3.1%
Epicor Software a	33,800	443,118
Fair Isaac	5,700	208,449
FARO Technologies a	22,600	431,660

		1,083,227

Telecommunications - 1.3%
Foundry Networks a	35,300	464,195

Total		7,629,496

Miscellaneous (e) - 4.8%
Total		1,661,577

TOTAL COMMON STOCKS
(Cost $30,121,972)		32,418,892

REPURCHASE AGREEMENT - 7.6%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $2,626,116 (collateralized by obligations of various U.S. Government Agencies, valued at $2,695,232) (Cost $2,625,000)		2,625,000

TOTAL INVESTMENTS - 101.3%
(Cost $32,746,972)		35,043,892

LIABILITIES LESS CASH AND OTHER ASSETS - (1.3)%		(434,198)

NET ASSETS - 100.0%		$34,609,694

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 91.6%
	SHARES	VALUE
Consumer Products - 5.1%
Apparel and Shoes - 1.8%
Hampshire Group a	1,500	$18,570
Lakeland Industries a	1,650	20,064
Stride Rite	2,300	32,108

		70,742

Home Furnishing and Appliances - 1.4%
National Presto Industries	500	27,635
Stanley Furniture Company	1,300	27,703

		55,338

Sports and Recreation - 0.4%
Aldila	900	13,905

Other Consumer Products - 1.5%
JAKKS Pacific a	1,600	28,528
WD-40 Company	900	32,103

		60,631

Total		200,616

Consumer Services - 6.7%
Restaurants and Lodgings - 2.2%
Benihana Cl. A a	700	20,300
Interstate Hotels & Resorts a	6,000	64,680

		84,980

Retail Stores - 3.2%
Bon-Ton Stores (The)	1,100	32,714
Books-A-Million	1,900	33,915
Deb Shops	1,100	28,204
Smart & Final a	1,900	32,433

		127,266

Other Consumer Services - 1.3%
ACE Cash Express a	1,400	41,846
Escala Group a	1,700	9,248

		51,094

Total		263,340

Financial Intermediaries - 14.5%
Banking - 6.5%
FNB Corporation	900	32,409
First Regional Bancorp a	900	30,663
First United	1,400	29,848
Intervest Bancshares a	1,600	69,696
Provident Financial Holdings	911	27,458
Republic First Bancorp a	2,100	27,846
Taylor Capital Group	1,300	38,415

		256,335

Insurance - 8.0%
American Safety Insurance Holdings a	1,500	27,450
Donegal Group Cl. A	1,400	28,308
EMC Insurance Group	1,600	46,144
FPIC Insurance Group a	800	31,688
Meadowbrook Insurance Group a	6,600	74,316
Mercer Insurance Group	1,500	38,760
Presidential Life	400	8,948
SeaBright Insurance Holdings a	2,000	27,940
21st Century Holding Company	1,600	29,536

		313,090

Total		569,425

Financial Services - 1.3%
Other Financial Services - 1.3%
Nicholas Financial a	3,650	50,443

Total		50,443

Health - 19.3%
Drugs and Biotech - 6.9%
American Oriental Bioengineering a	5,700	34,656
Bentley Pharmaceuticals a	4,100	49,200
Bradley Pharmaceuticals a	2,100	33,432
Draxis Health a	607	2,659
Harvard Bioscience a	6,700	30,150
Hi-Tech Pharmacal a	1,200	15,168
Lifecore Biomedical a	1,900	26,790
Matrixx Initiatives a	1,800	34,254
Neogen Corporation a	1,300	28,158
Stratagene Corporation a	2,600	16,848

		271,315

Health Services - 1.0%
NovaMed a	3,700	29,156
PainCare Holdings a	7,700	11,088

		40,244

Medical Products and Devices - 11.4%
Anika Therapeutics a	2,600	34,658
Atrion Corporation	100	7,730
Candela Corporation a	1,200	13,092
Cholestech Corporation a	2,200	26,400
Cutera a	2,600	69,134
E-Z-EM a	1,700	26,826
ICU Medical a	1,000	45,480
Medical Action Industries a	1,700	45,713
Meridian Bioscience	1,297	30,492
Molecular Devices a	1,000	18,490
Quidel a	2,800	39,536
Sirona Dental Systems	800	26,344
Vital Signs	600	33,966
Young Innovations	800	28,768

		446,629

Total		758,188

Industrial Products - 10.9%
Building Systems and Components - 1.3%
Drew Industries a	1,000	25,260
International Aluminum	700	26,145

		51,405

Construction Materials - 0.9%
Ameron International	500	33,220

Industrial Components - 3.7%
American Technical Ceramics a	2,600	31,980
Bel Fuse Cl. B	900	28,881
PW Eagle	1,500	45,015
Zygo Corporation a	3,100	39,525

		145,401

Machinery - 2.9%
Gehl Company a	900	24,102
Hurco Companies a	900	21,627
K-Tron International a	600	37,932
LeCroy Corporation a	2,100	28,938

		112,599

Metal Fabrication and Distribution - 1.3%
Olympic Steel	1,400	34,804
Universal Stainless & Alloy Products a	800	18,000

		52,804

Specialty Chemicals and Materials - 0.8%
Innospec	1,100	32,670

Total		428,099

Industrial Services - 7.7%
Commercial Services - 2.3%
Heidrick & Struggles International a	900	32,400
Intersections a	2,800	25,844
Volt Information Sciences a	900	31,995

		90,239

Engineering and Construction - 2.2%
Baker (Michael) a	1,100	22,396
KHD Humboldt Wedag International a	2,000	65,220

		87,616

Printing - 2.9%
CSS Industries	881	26,183
Ennis	2,700	58,455
Multi-Color Corporation	1,000	28,750

		113,388

Transportation and Logistics - 0.3%
Cronos Group (The)	900	11,700

Total		302,943

Natural Resources - 4.0%
Energy Services - 0.8%
Trico Marine Services a	900	30,375

Oil and Gas - 2.2%
Callon Petroleum Company a	1,500	20,340
EnergySouth	1,300	43,875
VAALCO Energy a	3,100	22,258

		86,473

Precious Metals and Mining - 1.0%
Brush Engineered Materials a	1,300	32,331
United States Lime & Minerals a	300	9,210

		41,541

Total		158,389

Technology - 17.6%
Aerospace and Defense - 2.2%
Ducommun a	2,300	42,918
Herley Industries a	2,200	27,236
TVI Corporation a	7,100	14,981

		85,135

Components and Systems - 2.5%
Metrologic Instruments a	1,700	30,872
Spectrum Control a	3,400	31,960
Synaptics a	1,200	29,244
Xyratex a	350	6,671

		98,747

Distribution - 0.7%
Agilysys	1,900	26,676

Internet Software and Services - 1.9%
ePlus a	1,900	18,525
Imergent a	1,900	26,847
Pacific Internet a	3,300	29,799

		75,171

IT Services - 2.3%
Covansys Corporation a	1,600	27,424
Ness Technologies a	2,500	33,375
SI International a	900	28,782

		89,581

Semiconductors and Equipment - 1.7%
CalAmp Corporation a	2,500	15,225
DSP Group a	1,600	36,560
IXYS Corporation a	1,900	15,941

		67,726

Software - 2.1%
Actuate Corporation a	6,700	29,614
Aladdin Knowledge Systems a	1,300	21,905
MapInfo a	2,000	25,660
Phoenix Technologies a	1,100	4,730

		81,909

Telecommunications - 4.2%
Atlantic Tele-Network	1,100	20,328
EMS Technologies a	1,500	28,170
Inter-Tel	1,400	30,240
North Pittsburgh Systems	1,700	42,789
SpectraLink Corporation a	2,100	17,241
TALK America Holdings a	3,000	28,500

		167,268

Total		692,213

Miscellaneous (e) - 4.5%
Total		177,463

TOTAL COMMON STOCKS
(Cost $3,446,648)		3,601,119

REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $343,146 (collateralized by obligations of various U.S. Government Agencies, valued at $353,509) (Cost $343,000)		343,000

TOTAL INVESTMENTS - 100.3%
(Cost $3,789,648)		3,944,119

LIABILITIES LESS CASH AND OTHER ASSETS - (0.3)%		(12,698)

NET ASSETS - 100.0%		$3,931,421

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 82.2%
	SHARES	VALUE
Consumer Services - 1.0%
Other Consumer Services - 1.0%
MoneyGram International	1,000	$29,060

Total		29,060

Diversified Investment Companies - 0.6%
Closed-End Mutual Funds - 0.6%
Central Fund of Canada Cl. A a	2,100	17,661

Total		17,661

Financial Intermediaries - 48.3%
Banking - 23.0%
Abigail Adams National Bancorp	1,100	14,850
Bancorp Rhode Island	700	30,975
Bank of Hawaii	200	9,632
Bank of NT Butterfield a	1,210	68,365
Cadence Financial	1,400	28,378
Center Bancorp	1,260	20,664
Central Pacific Financial	1,000	36,580
Commercial National Financial	1,800	34,650
Fauquier Bankshares	1,400	33,250
HopFed Bancorp	2,400	38,880
International Bancshares	625	18,550
Jefferson Bancshares	2,600	34,606
MAF Bancorp	700	28,903
Mercantile Bankshares	600	21,762
Partners Trust Financial Group	1,100	11,781
Peapack-Gladstone Financial	1,800	44,046
Peoples Community Bancorp	2,100	39,900
Provident Financial Services	600	11,106
Severn Bancorp	880	16,852
Sun Bancorp a	840	15,817
Susquehanna Bancshares	400	9,776
Timberland Bancorp	500	17,550
Umpqua Holdings	400	11,440
W Holding Company	6,200	36,642
Whitney Holding	700	25,039
Wilber Corporation	2,600	25,896
Wilmington Trust	500	22,275

		708,165

Insurance - 11.6%
Alleghany Corporation a	104	30,057
American National Insurance	200	23,180
Argonaut Group a	800	24,824
Aspen Insurance Holdings	1,400	36,162
Assured Guaranty	1,600	41,488
Baldwin & Lyons Cl. B	1,500	36,330
CNA Surety a	500	10,100
CRM Holdings a	4,300	32,465
Erie Indemnity Company Cl. A	200	10,474
Infinity Property & Casualty	700	28,791
Montpelier Re Holdings	1,300	25,207
Ohio Casualty	500	12,935
RLI	300	15,237
Transatlantic Holdings	500	30,205

		357,455

Real Estate Investment Trusts - 9.2%
Annaly Capital Management	1,800	23,652
Capital Trust Cl. A	2,100	85,533
Capstead Mortgage	3,000	25,890
Friedman, Billings, Ramsey Group Cl. A	2,600	20,878
Gladstone Commercial	600	12,060
KKR Financial	2,100	51,534
MFA Mortgage Investments	4,100	30,545
Newcastle Investment	1,200	32,892

		282,984

Securities Brokers - 3.1%
First Albany Companies a	2,000	8,400
Greenhill & Co.	400	26,808
International Assets Holding a	1,000	23,350
Knight Capital Group Cl. A a	800	14,560
Sanders Morris Harris Group	500	6,255
Stifel Financial a	500	15,870

		95,243

Other Financial Intermediaries - 1.4%
MVC Capital	2,000	25,920
MCG Capital	1,000	16,330

		42,250

Total		1,486,097

Financial Services - 24.5%
Information and Processing - 3.1%
Interactive Data a	500	9,975
Morningstar a	800	29,520
SEI Investments Company	1,000	56,190

		95,685

Insurance Brokers - 2.9%
Brown & Brown	1,500	45,840
Gallagher (Arthur J.) & Company	900	24,003
Hilb Rogal & Hobbs Company	500	21,325

		91,168

Investment Management - 16.0%
AGF Management Cl. B	1,000	20,505
AllianceBernstein Holding L.P.	1,800	124,182
Epoch Holding Corporation a	11,700	77,220
Federated Investors Cl. B	1,600	54,096
Hennessy Advisors	1,500	37,200
Highbury Financial a	6,300	35,154
Highbury Financial (Warrants) a	12,600	11,214
IGM Financial	200	8,419
Janus Capital Group	2,000	39,440
Nuveen Investments Cl. A	800	40,984
T. Rowe Price Group	900	43,065

		491,479

Other Financial Services - 2.5%
CharterMac	500	9,980
Credit Acceptance a	1,100	32,648
Municipal Mortgage & Equity	400	11,364
World Acceptance a	500	21,990

		75,982

Total		754,314

Industrial Services - 1.6%
Commercial Services - 1.6%
Viad Corporation	250	8,853
Watson Wyatt Worldwide Cl. A	1,000	40,920

Total		49,773

Technology - 1.4%
Software - 1.4%
Advent Software a	500	18,105
Fair Isaac	700	25,599

Total		43,704

Miscellaneous (e) - 4.8%
Total		149,031

TOTAL COMMON STOCKS
(Cost $2,103,019)		2,529,640

REPURCHASE AGREEMENT - 17.6%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $542,230 (collateralized by obligations of various U.S. Government Agencies, valued at $560,000) (Cost $542,000)		542,000

TOTAL INVESTMENTS - 99.8%
(Cost $2,645,019)		3,071,640

CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%		6,225

NET ASSETS - 100.0%		$3,077,865

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 91.1%
	SHARES	VALUE
Consumer Products - 2.2%
Apparel and Shoes - 1.1%
K-Swiss Cl. A	700	$21,042
Polo Ralph Lauren Cl. A	500	32,345

		53,387

Home Furnishing and Appliances - 1.1%
Ethan Allen Interiors	700	24,262
Furniture Brands International	800	15,232
Natuzzi ADR a	2,000	14,480

		53,974

Total		107,361

Consumer Services - 5.0%
Leisure and Entertainment - 0.3%
Regal Entertainment Group Cl. A	800	15,856

Restaurants and Lodgings - 0.8%
CBRL Group	900	36,387

Retail Stores - 2.7%
Borders Group	1,400	28,560
Claire’s Stores a	1,900	55,404
Pier 1 Imports	4,800	35,616
Talbots	400	10,900

		130,480

Other Consumer Services - 1.2%
MoneyGram International	2,000	58,120

Total		240,843

Financial Intermediaries - 20.9%
Banking - 9.3%
Arrow Financial	530	13,452
BOK Financial	600	31,560
Bank of NT Butterfield a	891	50,341
Boston Private Financial Holdings	1,300	36,244
Canadian Western Bank	1,200	45,477
Fauquier Bankshares	1,800	42,750
Peapack-Gladstone Financial	2,700	66,069
W Holding Company	7,600	44,916
Whitney Holding	3,300	118,041

		448,850

Insurance - 1.1%
Erie Indemnity Company Cl. A	400	20,948
Transatlantic Holdings	500	30,205

		51,153

Real Estate Investment Trusts - 7.8%
Capital Trust Cl. A	3,300	134,409
Friedman, Billings, Ramsey Group Cl. A	5,100	40,953
Gladstone Commercial	1,200	24,120
KKR Financial	3,400	83,436
MFA Mortgage Investments	8,000	59,600
Winthrop Realty Trust	5,329	34,372

		376,890

Securities Brokers - 0.3%
First Albany Companies a	3,500	14,700

Other Financial Intermediaries - 2.4%
MVC Capital	1,500	19,440
MCG Capital	1,000	16,330
NGP Capital Resources Company	5,400	78,786

		114,556

Total		1,006,149

Financial Services - 23.0%
Information and Processing - 4.7%
SEI Investments Company	4,000	224,760

Insurance Brokers - 6.3%
Aon Corporation	1,000	33,870
Brown & Brown	2,900	88,624
Gallagher (Arthur J.) & Company	4,900	130,683
Hilb Rogal & Hobbs Company	1,200	51,180

		304,357

Investment Management - 12.0%
AGF Management Cl. B	500	10,253
AllianceBernstein Holding L.P.	3,200	220,768
Federated Investors Cl. B	3,500	118,335
GAMCO Investors Cl. A	1,500	57,090
Nuveen Investments Cl. A	1,500	76,845
T. Rowe Price Group	2,000	95,700

		578,991

Total		1,108,108

Health - 2.8%
Medical Products and Devices - 1.7%
Applera Corporation- Applied Biosystems Group	800	26,488
Arrow International	1,800	57,258

		83,746

Personal Care - 1.1%
Regis Corporation	1,400	50,190

Total		133,936

Industrial Products - 12.8%
Construction Materials - 0.2%
St. Lawrence Cement Group Cl. A	300	7,719

Industrial Components - 3.8%
Bel Fuse Cl. A	2,400	65,712
CLARCOR	1,000	30,490
Deswell Industries	8,200	87,084

		183,286

Machinery - 2.6%
Franklin Electric	1,800	95,652
Nordson Corporation	800	31,888

		127,540

Specialty Chemicals and Materials - 2.8%
Balchem Corporation a	1,125	22,264
Cabot Corporation	1,300	48,360
MacDermid	1,300	42,406
Quaker Chemical	1,000	19,450

		132,480

Other Industrial Products - 3.4%
Brady Corporation Cl. A	3,000	105,480
Quixote Corporation	2,000	35,640
Smith (A.O.) Corporation	600	23,658

		164,778

Total		615,803

Industrial Services - 3.2%
Commercial Services - 1.8%
Adesa	2,300	53,153
Central Parking	600	9,900
Kelly Services Cl. A	500	13,705
Viad Corporation	250	8,853

		85,611

Transportation and Logistics - 0.6%
Alexander & Baldwin	600	26,622

Other Industrial Services - 0.8%
Landauer	800	40,600

Total		152,833

Natural Resources - 6.9%
Energy Services - 1.8%
Energy Transfer Equity L.P. a	3,000	87,780

Oil and Gas - 5.1%
Crosstex Energy	1,100	98,527
Enterprise GP Holdings L.P.	2,100	71,673
Magellan Midstream Holdings L.P. a	3,200	72,000

		242,200

Total		329,980

Technology - 12.0%
Aerospace and Defense - 2.1%
HEICO Corporation Cl. A	3,500	101,675

Components and Systems - 6.2%
American Power Conversion	3,800	83,448
Analogic Corporation	700	35,924
Nam Tai Electronics	3,400	41,786
Technitrol	3,300	98,505
Tektronix	1,400	40,502

		300,165

IT Services - 0.6%
Syntel	1,200	27,180

Semiconductors and Equipment - 0.6%
Cognex Corporation	1,200	30,312

Software - 0.8%
Fair Isaac	1,000	36,570

Telecommunications - 1.7%
CT Communications	2,100	45,612
North Pittsburgh Systems	1,500	37,755

		83,367

Total		579,269

Utilities - 1.5%
ALLETE	600	26,070
Aqua America	2,000	43,880

Total		69,950

Miscellaneous (e) - 0.8%
Total		37,279

TOTAL COMMON STOCKS
(Cost $3,718,577)		4,381,511

PREFERRED STOCKS - 0.4%
Central Parking Finance Trust 5.25% Conv. a	1,000	20,750

TOTAL PREFERRED STOCKS
(Cost $19,050)		20,750

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 2.1%
Athena Neurosciences Finance 7.25%, Senior Note due 2/21/08	$100,000	99,625

TOTAL CORPORATE BONDS
(Cost $90,294)		99,625

REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $138,059 (collateralized by obligations of various U.S. Government Agencies, valued at $145,426) (Cost $138,000)		138,000

TOTAL INVESTMENTS - 96.5%
(Cost $3,965,921)		4,639,886

CASH AND OTHER ASSETS LESS LIABILITIES - 3.5%		168,697

NET ASSETS - 100.0%		$4,808,583

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 92.9%
	SHARES	VALUE
Consumer Products - 6.5%
Apparel and Shoes - 2.7%
Columbia Sportswear Company a	11,000	$614,130

Sports and Recreation - 1.9%
Polaris Industries	10,500	432,075

Other Consumer Products - 1.9%
Fossil a	19,600	422,184

Total		1,468,389

Consumer Services - 8.4%
Media and Broadcasting - 1.3%
Westwood One	41,600	294,528

Retail Stores - 1.1%
Tuesday Morning	18,300	254,004

Other Consumer Services - 6.0%
Corinthian Colleges a	55,100	595,631
MoneyGram International	13,300	386,498
Universal Technical Institute a	21,000	375,690

		1,357,819

Total		1,906,351

Financial Intermediaries - 4.3%
Banking - 1.2%
Bank of NT Butterfield a	4,664	263,516

Real Estate Investment Trusts - 1.4%
Capital Trust Cl. A	7,900	321,767

Other Financial Intermediaries - 1.7%
MarketAxess Holdings a	35,800	374,826

Total		960,109

Financial Services - 19.5%
Information and Processing - 7.7%
eFunds Corporation a	26,200	633,516
Morningstar a	4,600	169,740
SEI Investments Company	16,700	938,373

		1,741,629

Insurance Brokers - 3.1%
Brown & Brown	10,000	305,600
Gallagher (Arthur J.) & Company	15,000	400,050

		705,650

Investment Management - 8.7%
AllianceBernstein Holding L.P.	18,200	1,255,618
Highbury Financial a	45,300	252,774
Highbury Financial (Warrants) a	90,600	80,634
Nuveen Investments Cl. A	7,100	363,733

		1,952,759

Total		4,400,038

Health - 3.5%
Drugs and Biotech - 2.1%
Biosite a	4,700	217,281
Perrigo Company	15,000	254,550

		471,831

Medical Products and Devices - 1.4%
Arrow International	10,000	318,100

Total		789,931

Industrial Products - 6.7%
Automotive - 2.1%
Gentex Corporation	32,500	461,825

Machinery - 2.3%
Lincoln Electric Holdings	3,800	206,910
Rofin-Sinar Technologies a	5,300	322,081

		528,991

Metal Fabrication and Distribution - 1.0%
Metal Management	7,800	217,152

Other Industrial Products - 1.3%
Brady Corporation Cl. A	8,600	302,376

Total		1,510,344

Industrial Services - 16.2%
Commercial Services - 9.7%
Acquicor Technology (Units) a	30,000	211,500
Adesa	30,300	700,233
Collectors Universe	22,000	306,900
Copart a	10,000	281,900
MPS Group a	15,600	235,716
Navigant Consulting a	22,700	455,362

		2,191,611

Industrial Distribution - 2.3%
Ritchie Bros. Auctioneers	9,900	530,739

Transportation and Logistics - 4.2%
Arkansas Best	7,000	301,210
Grupo Aeroportuario del Sureste ADR	11,800	440,258
Universal Truckload Services a	7,700	199,969

		941,437

Total		3,663,787

Natural Resources - 1.1%
Precious Metals and Mining - 1.1%
International Coal Group a	57,500	242,650

Total		242,650

Technology - 23.8%
Aerospace and Defense - 3.5%
HEICO Corporation Cl. A	14,800	429,940
Innovative Solutions and Support a	25,000	363,250

		793,190

Components and Systems - 3.9%
American Power Conversion	9,800	215,208
Electronics for Imaging a	16,300	372,944
Plexus Corporation a	6,300	120,960
Technitrol	5,500	164,175

		873,287

Distribution - 1.6%
Benchmark Electronics a	13,050	350,784

Internet Software and Services - 3.8%
eResearch Technology a	57,000	462,270
WebEx Communications a	10,200	398,004

		860,274

IT Services - 4.9%
BearingPoint a	30,500	239,730
Ceridian Corporation a	15,600	348,816
Perot Systems Cl. A a	17,300	238,567
Syntel	12,600	285,390

		1,112,503

Semiconductors and Equipment - 4.5%
Cognex Corporation	20,600	520,356
GSI Group a	52,300	489,005

		1,009,361

Telecommunications - 1.6%
Foundry Networks a	27,900	366,885

Total		5,366,284

Miscellaneous (e) - 2.9%
Total		664,996

TOTAL COMMON STOCKS
(Cost $17,848,449)		20,972,879

REPURCHASE AGREEMENT - 7.0%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $1,591,676 (collateralized by obligations of various U.S. Government Agencies, valued at $1,632,138) (Cost $1,591,000)		1,591,000

TOTAL INVESTMENTS - 99.9%
(Cost $19,439,449)		22,563,879

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		12,790

NET ASSETS - 100.0%		$22,576,669

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 91.5%
	SHARES	VALUE
Consumer Products - 1.6%
Apparel and Shoes - 1.3%
Shoe Pavilion a	2,500	$18,250

Home Furnishing and Appliances - 0.3%
American Technology a	1,300	4,966

Total		23,216

Financial Intermediaries - 6.9%
Banking - 0.9%
Nexity Financial a	1,200	13,272

Insurance - 1.6%
American Equity Investment Life Holding Company a	1,900	23,313

Real Estate Investment Trusts - 1.0%
Capital Lease Funding	1,330	14,750

Securities Brokers - 3.4%
Greenhill & Co.	225	15,080
Jefferies Group	600	17,100
Lazard Cl. A	450	17,991

		50,171

Total		101,506

Financial Services - 3.9%
Other Financial Services - 3.9%
Chardan North China Acquisition a	2,700	23,625
Chardan North China Acquisition (Warrants) a	4,500	16,560
Chardan South China Acquisition a	1,600	9,520
Chardan South China Acquisition (Warrants) a	4,800	7,584

		57,289

Total		57,289

Health - 19.4%
Drugs and Biotech - 9.8%
Biovail Corporation f	785	11,963
Caraco Pharmaceutical Laboratories a	4,670	47,447
Endo Pharmaceuticals Holdings a	520	16,926
Hi-Tech Pharmacal a,f	2,510	31,726
Lannett Company a	2,750	14,575
Origin Agritech a,f	1,770	21,523

		144,160

Health Services - 5.6%
Lincare Holdings a,f	1,355	46,937
National HealthCare f	200	10,746
Res-Care a,f	1,230	24,711

		82,394

Medical Products and Devices - 2.4%
Cutera a	900	23,931
IRIDEX Corporation a	1,300	11,375

		35,306

Personal Care - 1.6%
USANA Health Sciences a,f	550	24,525

Total		286,385

Industrial Products - 13.8%
Building Systems and Components - 1.0%
Lennox International	650	14,885

Industrial Components - 1.0%
PW Eagle	500	15,005

Machinery - 2.3%
Gehl Company a	500	13,390
Global Power Equipment Group a,d	3,800	1,900
Hurco Companies a	750	18,023

		33,313

Metal Fabrication and Distribution - 8.5%
Cleveland-Cliffs	200	7,622
Commercial Metals Company	400	8,132
Gerdau Ameristeel	1,120	10,226
Haynes International a,f	1,050	37,853
Insteel Industries f	1,050	20,864
Kaydon Corporation	700	25,914
Universal Stainless & Alloy Products a,f	625	14,063

		124,674

Specialty Chemicals and Materials - 1.0%
Aceto Corporation f	2,160	15,206

Total		203,083

Industrial Services - 8.8%
Advertising and Publishing - 1.1%
MDC Partners Cl. A a	2,200	15,928

Commercial Services - 4.3%
Acacia Research-Acacia Technologies a,f	1,590	18,046
Alliance Data Systems a	110	6,071
Global Sources a	1,200	15,252
PeopleSupport a	700	12,950
Services Acquisition Corporation International a	1,200	10,680

		62,999

Engineering and Construction - 0.6%
Comfort Systems USA	720	8,251

Food and Tobacco Processors - 1.3%
Sunopta a	1,880	19,872

Transportation and Logistics - 1.5%
Dynamex a,f	520	10,790
Quality Distribution a	800	11,776

		22,566

Total		129,616

Natural Resources - 6.7%
Energy Services - 1.7%
Horizon Offshore a	900	15,390
Newpark Resources a	1,900	10,127

		25,517

Oil and Gas - 5.0%
CE Franklin a,f	1,715	19,259
Carrizo Oil & Gas a	360	9,284
Delta Petroleum a	500	11,260
Hornbeck Offshore Services a,f	500	16,750
Penn Virginia f	115	7,292
Storm Cat Energy a	6,400	10,432

		74,277

Total		99,794

Technology - 26.1%
Aerospace and Defense - 3.6%
Allied Defense Group (The) a	600	9,870
Armor Holdings a	500	28,665
TVI Corporation a,f	7,100	14,981

		53,516

Components and Systems - 3.9%
Analogic Corporation	160	8,211
DDi Corporation a	2,300	17,802
Interphase Corporation a	1,300	16,302
Performance Technologies a	2,190	14,892

		57,207

Distribution - 1.2%
Brightpoint a	1,250	17,775

Internet Software and Services - 0.9%
Jupitermedia Corporation a	1,500	12,990

IT Services - 3.2%
SRA International Cl. A a	650	19,539
TriZetto Group (The) a	1,800	27,252

		46,791

Semiconductors and Equipment - 2.3%
Cirrus Logic a	2,600	18,954
Diodes a	350	15,109

		34,063

Software - 2.2%
Actuate Corporation a	3,100	13,702
BEA Systems a	1,200	18,240

		31,942

Telecommunications - 8.8%
ADTRAN	600	14,304
Comtech Group a	1,520	22,754
Comtech Telecommunications a	750	25,110
Inter-Tel	400	8,640
Linktone ADR a,f	3,100	15,934
Radyne a	2,160	26,438
Sunrise Telecom a	8,440	17,302

		130,482

Total		384,766

Miscellaneous (e) - 4.3%
Total		63,887

TOTAL COMMON STOCKS
(Cost $1,308,569)		1,349,542

REPURCHASE AGREEMENT - 8.9%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $132,056 (collateralized by obligations of various U.S. Government Agencies, valued at $140,000) (Cost $132,000)		132,000

TOTAL INVESTMENTS - 100.4%
(Cost $1,440,569)		1,481,542

LIABILITIES LESS CASH AND OTHER ASSETS - (0.4)%		(6,190)

NET ASSETS - 100.0%		$1,475,352

SECURITIES SOLD SHORT
COMMON STOCKS - 24.6%
Diversified Investment Companies - 24.6%
Closed-End Mutual Funds - 9.0%
Ultra QQQ ProShares	1,700	$132,430

		132,430

Exchange Traded Funds - 15.6%
Internet Infrastructure HOLDRs Trust	8,200	43,870
iShares Russell Microcap Index Fund	750	40,088
iShares Russell 2000 Growth Index Fund	600	43,434
iShares Russell 2000 Value Index Fund	800	59,000
Semiconductor HOLDRs Trust	1,300	44,577

		230,969

TOTAL SECURITIES SOLD SHORT
(Proceeds $342,048)		$363,399

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND III
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 85.5%
	SHARES	VALUE
Consumer Products - 7.0%
Apparel and Shoes - 3.4%
Columbia Sportswear Company a	300	$16,749
Timberland Company Cl. A a	800	23,016

		39,765

Sports and Recreation - 3.6%
Thor Industries	400	16,468
Winnebago Industries	800	25,104

		41,572

Total		81,337

Consumer Services - 7.5%
Direct Marketing - 1.5%
Nu Skin Enterprises Cl. A	1,000	17,520

Retail Stores - 2.3%
Buckle (The)	700	26,558

Other Consumer Services - 3.7%
Corinthian Colleges a	1,500	16,215
Universal Technical Institute a	1,500	26,835

		43,050

Total		87,128

Financial Intermediaries - 5.1%
Banking - 2.0%
Endeavour Mining Capital	4,000	23,261

Securities Brokers - 3.1%
Knight Capital Group Cl. A a	2,000	36,400

Total		59,661

Financial Services - 1.7%
Information and Processing - 1.7%
eFunds Corporation a	800	19,344

Total		19,344

Health - 7.2%
Drugs and Biotech - 5.2%
Endo Pharmaceuticals Holdings a	500	16,275
Lexicon Genetics a	4,300	16,211
Orchid Cellmark a	7,000	16,240
ViroPharma a	1,000	12,170

		60,896

Medical Products and Devices - 2.0%
Caliper Life Sciences a	2,200	10,736
Possis Medical a	1,200	11,820

		22,556

Total		83,452

Industrial Products - 23.5%
Building Systems and Components - 2.8%
Drew Industries a	400	10,104
Simpson Manufacturing	800	21,624

		31,728

Construction Materials - 3.3%
Florida Rock Industries	1,000	38,710

Machinery - 5.2%
Lincoln Electric Holdings	500	27,225
Woodward Governor Company	1,000	33,540

		60,765

Metal Fabrication and Distribution - 12.2%
Harris Steel Group	1,000	25,766
IPSCO	500	43,335
Metal Management	1,600	44,544
Reliance Steel & Aluminum	400	12,856
Schnitzer Steel Industries Cl. A	500	15,770

		142,271

Total		273,474

Industrial Services - 8.5%
Commercial Services - 6.7%
Korn/Ferry International a	600	12,564
Labor Ready a	1,500	23,895
Lincoln Educational Services a	500	8,180
Portfolio Recovery Associates a	300	13,161
Renaissance Learning	1,400	20,034

		77,834

Transportation and Logistics - 1.8%
Arkansas Best	500	21,515

Total		99,349

Natural Resources - 14.5%
Energy Services - 6.0%
Ensign Energy Services	900	14,936
Pason Systems	1,000	14,118
Tesco Corporation a	1,000	15,490
Trican Well Service	1,500	25,270

		69,814

Oil and Gas - 3.1%
Unit Corporation a	800	36,776

Precious Metals and Mining - 5.4%
Agnico-Eagle Mines	500	15,565
Gammon Lake Resources a	1,100	12,573
Ivanhoe Mines a	2,000	12,520
Silver Standard Resources a	1,000	22,080

		62,738

Total		169,328

Technology - 10.5%
Internet Software and Services - 1.1%
RealNetworks a	1,200	12,732

IT Services - 2.8%
Cogent Communications Group a	1,850	21,441
Perot Systems Cl. A a	800	11,032

		32,473

Semiconductors and Equipment - 2.2%
Cirrus Logic a	2,000	14,580
Staktek Holdings a	1,800	10,764

		25,344

Telecommunications - 4.4%
ADTRAN	500	11,920
Foundry Networks a	3,000	39,450

		51,370

Total		121,919

TOTAL COMMON STOCKS
(Cost $948,459)		994,992

REPURCHASE AGREEMENT - 14.4%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $168,071 (collateralized by obligations of various U.S. Government Agencies, valued at $174,511) (Cost $168,000)		168,000

TOTAL INVESTMENTS - 99.9%
(Cost $1,116,459)		1,162,992

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		1,237

NET ASSETS - 100.0%		$1,164,229

a	Non-income producing.

b	At September 30, 2006, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The following transactions were effected in shares of such companies for the nine months ended September 30, 2006.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/05	12/31/05	Purchases	Sales	(Loss)	Income	9/30/06	9/30/06

Pennsylvania Mutual Fund
Catapult Communications	819,600	$12,121,884	$2,827,230	$910,599	$(413,471)	$-	983,525	$8,222,269
Corillian Corporation*	2,582,891	7,025,464	111,251	4,968,641	(63,421)	-
Cutter & Buck	920,900	10,286,453	1,643,460	59,889	(12,813)	212,198	1,053,100	10,183,477
Digi International*	1,016,600	10,664,134	1,568,868	-	-	-
Hi-Tech Pharmacal	386,000	17,095,940	3,232,067	169,576	104,875	-	731,053	9,240,510
Horizon Health	240,200	5,435,726	9,213,533	220,500	216,682	-	779,400	11,901,438
InterVideo*	843,400	8,897,870	-	6,736,466	617,537	-
Nu Horizons Electronics*	1,278,134	12,909,153	186,795	4,274,972	1,450,369	-
Nutraceutical International	820,946	11,123,818	500,204	-	-	-	853,810	11,663,045
Pervasive Software	1,535,200	6,724,176	1,575,624	-	-	-	1,922,600	7,382,784
Radica Games*	713,000	6,367,090	2,869,873	2,959,396	277,456	122,238
Semitool	1,077,967	11,728,281	6,274,947	-	-	-	1,710,367	17,685,195
SM&A	1,240,400	10,208,492	3,700,886	116,900	3,503	-	1,819,900	11,119,589
Stanley Furniture Company	604,424	14,010,548	6,791,089	2,289,000	312,433	153,990	780,324	16,628,704
Strattec Security	250,740	10,134,911	-	1,684,372	(380,263)	-	216,740	8,294,640
U.S. Physical Therapy	957,975	17,693,798	842,704	-	-	-	1,007,575	12,010,294
Weyco Group	580,500	11,087,550	195,500	-	-	146,925	590,500	13,209,485
Zapata Corporation	1,009,600	5,825,392	-	-	-	-	1,009,600	6,804,704
		189,340,680			2,112,887	635,351		144,346,134
Royce Micro-Cap Fund
Bio-Imaging Technologies	508,300	1,626,560	305,083	-	-	-	586,100	2,479,203
Bioveris Corporation*	286,600	1,309,762	6,249,741	3,661,456	3,207,272	-
Inforte Corporation	360,800	1,425,160	1,144,832	-	-	-	639,700	2,641,961
Jaco Electronics*	339,050	1,156,161	-	233,583	(93,215)	-
Key Technology	256,483	3,293,242	363,928	-	-	-	286,143	3,656,908
Orchid Cellmark	431,300	3,277,880	5,187,139	-	-	-	1,772,322	4,111,787
Peerless Manufacturing	156,400	2,737,000	-	-	-	-	156,400	4,019,480
		14,825,765			3,114,057	-		16,909,339
Royce Premier Fund
Arkansas Best	1,785,302	77,981,992	5,364,795	-	-	856,936	1,904,302	81,942,115
Cabot Microelectronics	2,030,800	59,563,364	-	5,083,444	425,967	-	1,880,800	54,204,656
Cognex Corporation	1,632,000	49,106,880	20,259,398	-	-	487,188	2,393,917	60,470,343
Dionex Corporation	1,072,500	52,638,300	5,727,380	-	-	-	1,170,500	59,625,270
Dycom Industries*	2,578,300	56,722,600	-	24,691,070	(4,264,214)	-
EGL	2,393,600	89,927,552	-	-	-	-	2,393,600	87,222,784
Lincoln Electric Holdings	2,769,597	109,842,217	-	-	-	1,578,670	2,769,597	150,804,557
Nu Skin Enterprises Cl. A	4,086,500	71,840,670	-	-	-	1,225,950	4,086,500	71,595,480
Pan American Silver	2,469,800	46,506,334	32,234,572	-	-	-	4,101,900	80,151,126
Ritchie Bros. Auctioneers	1,776,200	75,044,450	-	-	-	860,569	1,776,200	95,222,082
Schnitzer Steel Industries Cl. A	1,591,300	48,677,867	-	-	-	81,156	1,591,300	50,189,602
Simpson Manufacturing	2,713,400	98,632,090	35,090,211	-	-	717,688	3,755,400	101,508,462
Thor Industries	2,973,700	119,156,159	-	-	-	3,598,177	2,973,700	122,427,229
Unit Corporation	1,761,900	96,957,357	35,509,703	-	-	-	2,461,800	113,168,946
Viasys Healthcare	1,656,900	42,582,330	-	-	-	-	1,656,900	45,133,956
Winnebago Industries	2,946,400	98,056,192	2,463,655	-	-	845,992	3,021,400	94,811,532
Woodward Governor Company	640,604	55,098,350	-	-	-	576,544	1,921,812	64,457,574
		1,248,334,704			(3,838,247)	10,828,870		1,332,935,714
Royce Low-Priced Stock Fund
Arctic Cat	1,298,360	26,045,102	-	-	-	272,656	1,298,360	21,552,776
Bioveris Corporation*	2,343,400	10,709,338	-	17,911,574	(7,732,358)	-
Bruker BioSciences	6,009,800	29,207,628	-	3,972,365	(1,297,959)	-	5,609,800	39,324,698
Cache	1,032,300	17,879,436	-	192,913	73,879	-	1,017,800	18,208,442
Caliper Life Sciences	1,273,000	7,485,240	2,685,291	-	-	-	1,715,100	8,369,688
CEVA	1,306,800	8,180,568	-	-	-	-	1,306,800	7,396,488
Cell Genesys	3,345,004	19,835,874	129,956	2,728,674	(1,403,458)	-	3,180,600	14,535,342
CryptoLogic*	705,675	13,824,173	-	1,000,859	247,332	175,745
ESS Technology*	2,258,900	7,748,027	-	19,638,195	(17,589,582)	-
eFunds Corporation	3,241,700	75,985,448	633,465	3,379,241	1,881,525	-	3,071,700	74,273,706
eResearch Technology	1,120,500	16,919,550	16,333,085	732,310	143,928	-	3,004,500	24,366,495
4Kids Entertainment	671,600	10,537,404	-	-	-	-	671,600	11,081,400
Harris Steel Group	1,775,700	39,869,044	4,080,306	-	-	431,824	1,944,400	50,099,504
Hecla Mining Company*	9,691,600	39,347,896	-	24,298,184	(3,283,601)	-
Helen of Troy	288,100	4,641,291	27,020,064	-	-	-	1,668,796	29,304,058
Infinity Pharmaceuticals*	2,409,200	6,384,380	-	-	-	-
Input/Output	6,393,500	44,946,305	-	13,998,457	(812,602)	-	5,015,500	49,803,915
Insituform Technologies Cl. A*	1,959,800	37,961,326	-	11,576,230	5,669,866	-
Integral Systems*	549,500	10,363,570	-	3,769,487	1,963,812	67,425
iPass	3,288,600	21,573,216	782,895	-	-	-	3,389,100	15,860,988
KVH Industries	1,202,200	11,757,516	-	701,329	(101,760)	-	1,152,200	14,690,550
Lexicon Genetics	4,071,100	14,859,515	-	-	-	-	4,071,100	15,348,047
Metal Management	2,311,900	53,774,794	-	-	-	520,178	2,311,900	64,363,296
Minefinders Corporation*	2,064,300	10,610,502	-	5,853,708	1,244,070	-
Natuzzi ADR	2,768,800	19,381,600	1,121,648	-	-	-	2,921,200	21,149,488
Northern Orion Resources	8,706,600	28,818,846	-	1,482,224	1,260,584	-	8,181,600	31,908,240
Olympic Steel	770,200	19,139,470	-	954,710	822,589	66,318	720,200	17,904,172
Omega Protein	1,844,500	12,376,595	1,021,536	-	-	-	2,001,100	13,007,150
Orchid Cellmark*	1,543,800	11,732,880	-	16,036,949	(9,228,791)	-
PC-Tel	1,358,600	11,901,336	-	-	-	-	1,358,600	14,265,300
Palm Harbor Homes	1,498,300	28,168,040	-	-	-	-	1,498,300	22,414,568
PLATO Learning	1,336,312	10,610,317	-	-	-	-	1,336,312	8,512,307
Possis Medical	1,134,000	11,283,300	-	-	-	-	1,134,000	11,169,900
Silver Standard Resources	3,019,500	46,228,545	19,732,740	13,651,965	2,577,176	-	3,268,000	72,157,440
Steel Technologies	612,200	17,135,478	6,480,148	-	-	91,830	962,200	18,887,986
Tesco Corporation	2,279,500	42,170,750	6,238,801	-	-	-	2,615,200	40,509,448
Topps Company (The)*	2,155,316	16,013,998	-	4,750,680	(713,176)	228,758
VIVUS	3,638,300	10,769,368	-	3,494,869	(1,198,290)	-	3,138,500	11,612,450
		826,177,666			(27,476,816)	1,854,734		742,077,842
Royce Total Return Fund
Bancorp Rhode Island	210,600	7,012,980	1,996,943	-	-	102,270	260,600	11,531,550
Bel Fuse Cl. B	439,150	13,964,970	9,734,401	566,388	30,803	82,396	728,663	23,382,796
Carmike Cinemas	689,000	17,473,040	-	1,350,825	(500,817)	241,150	642,100	11,031,278
Chase Corporation	319,800	4,621,110	-	-	-	-	319,800	5,727,618
Delta Apparel	648,495	10,084,097	118,850	499,026	180,104	87,749	615,960	12,017,380
Deswell Industries	946,075	10,179,767	100,502	3,081,975	(1,046,502)	353,921	750,513	7,970,448
EnergySouth	503,780	13,491,228	574,806	1,612,001	112,152	317,309	465,725	15,718,219
Fauquier Bankshares	251,200	6,154,400	58,410	-	-	139,416	253,700	6,025,375
Government Properties Trust	820,500	7,655,265	2,962,658	-	-	380,835	1,142,000	10,300,840
Mueller (Paul) Company	116,700	3,296,775	-	-	-	210,060	116,700	4,317,900
North Pittsburgh Systems	630,212	11,892,100	9,533,956	164,795	(11,409)	1,249,649	1,027,449	25,860,891
Preformed Line Products Company*	334,265	14,303,199	496,377	2,096,592	361,310	180,528
Quixote Corporation	461,900	9,145,620	-	-	-	87,761	461,900	8,231,058
Stanley Furniture Company	220,724	5,116,382	10,908,259	-	-	116,007	648,400	13,817,404
Starrett (L.S.) Company Cl. A	444,000	6,899,760	207,102	-	-	133,200	458,500	6,556,550
		141,290,693			(874,359)	3,682,251		162,489,307
Royce Opportunity Fund
Allion Healthcare	-	-	4,593,632	-	-	-	894,700	3,739,846
Bakers Footwear Group	305,500	4,698,590	1,728,639	386,792	297,139	-	398,466	5,255,767
Baldwin Technology Company Cl. A*	805,300	3,261,465	-	313,382	258,626	-
Bell Industries	442,900	1,155,969	39,296	-	-	-	455,900	1,363,141
CPI Aerostructures	192,500	1,936,550	792,761	-	-	-	299,000	1,405,300
ClearOne Communications	465,244	1,065,409	732,842	-	-	-	655,644	2,353,762
Computer Task Group	1,191,100	4,704,845	-	407,786	(154,024)	-	1,132,800	4,508,544
Digirad Corporation	671,242	2,698,393	1,254,812	-	-	-	982,322	3,664,061
EMS Technologies*	575,246	10,181,854	881,957	133,159	(4,085)	-
Electroglas	1,114,427	3,231,838	1,103,219	-	-	-	1,418,727	3,887,312
Evans & Sutherland Computer	620,325	3,039,593	66,016	-	-	-	630,825	2,838,713
Galaxy Nutritional Foods	759,500	949,375	97,159	-	-	-	885,100	327,487
Gerber Scientific	1,441,800	13,798,026	23,375	2,332,950	1,075,192	-	1,202,600	18,014,948
Great Lakes Bancorp*	341,600	6,080,480	927,385	-	-	-
Interlink Electronics	795,775	2,856,832	58,915	195,525	(123,029)	-	790,775	2,056,015
Interphase Corporation	413,800	1,820,720	183,652	231,918	20,323	-	420,300	5,270,562
Majesco Entertainment Company	1,080,386	1,264,052	419,852	-	-	-	1,399,986	1,889,981
Nanometrics*	507,800	5,590,827	2,890,161	91,818	3,129	-
Network Equipment Technologies	1,501,300	6,605,720	650,004	216,336	3,554	-	1,617,200	6,662,864
Printronix	339,681	5,217,500	188,423	-	-	81,523	353,981	4,725,646
REX Stores	513,000	7,715,520	1,327,794	783,881	9,376	-	549,400	7,746,540
Rubio’s Restaurants	506,200	4,758,280	1,034,373	-	-	-	622,700	5,498,441
SCM Microsystems	846,520	2,895,098	34,885	-	-	-	857,820	2,873,697
Sigmatron International	247,900	2,630,219	214,152	-	-	-	266,900	2,209,932
TRC Companies	683,600	7,485,420	3,857,746	2,104,864	(937,255)	-	906,300	7,721,676
Tripos*	530,022	1,563,565	-	244,797	(144,751)	-
Versant Corporation	231,250	1,264,938	165,821	637,278	(290,990)	-	232,250	2,389,853
		108,471,078			13,205	81,523		96,404,088
Royce Special Equity Fund
CSS Industries	553,200	16,999,836	-	-	-	199,152	553,200	16,441,104
Chromcraft Revington*	332,500	4,355,750	-	1,719,653	(257,612)	-
Frisch’s Restaurants	300,000	7,335,000	-	141,033	(23,607)	97,900	295,000	7,091,800
Graham Corporation	-	-	3,860,795	-	-	3,790	205,800	3,652,950
Hampshire Group*	480,000	11,424,960	-	3,239,474	(457,132)	-
Hawkins	545,400	7,630,146	29,438	-	-	229,530	547,500	7,785,450
Lawson Products	505,000	19,058,700	-	-	-	303,000	505,000	21,169,600
Met-Pro Corporation	846,666	10,041,459	-	248,102	43,700	156,292	827,000	10,858,510
Mity Enterprises	201,500	3,590,730	-	-	-	-	201,500	3,667,300
National Dentex	348,000	7,843,920	-	1,054,467	205,021	-	292,500	5,747,625
National Presto Industries	540,000	23,949,000	152,263	602,423	109,186	1,151,796	529,900	29,287,573
		112,229,501			(380,444)	2,141,460		105,701,912
Royce Value Plus Fund
Anika Therapeutics	-	-	8,849,389	-	-	-	748,495	9,977,438
Answers Corporation	125,210	1,435,783	5,201,175	-	-	-	575,010	6,267,609
		1,435,783			-	-		16,245,047

*	Not an Affiliated Company at September 30, 2006.

c	A portion of these securities were on loan at September 30, 2006. Total market value of loaned securities at September 30, 2006 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$25,917,284
Royce Micro-Cap Fund	6,748,830
Royce Low-Priced Stock Fund	25,829,233
Royce Total Return Fund	24,604,929
Royce Opportunity Fund	187,969,290
Royce Special Equity Fund	207,474

d	Securities for which market quotations are no longer readily available represent 0.0%, 0.0%, 0.2%, 0.0%, 1.3% and 0.1% of net assets for Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Technology Value Fund and Royce Select Fund II, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

e	Includes securities first acquired in 2006 and less than 1% of net assets.

f	A portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At September 30, 2006, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$3,103,306,289	$624,276,722	$771,719,274	$147,442,552
Royce Micro-Cap Fund	715,023,477	132,994,894	178,878,581	45,883,687
Royce Premier Fund	3,250,857,208	1,178,268,060	1,237,635,584	59,367,524
Royce Low-Priced Stock Fund	3,492,601,503	868,731,312	1,099,506,286	230,774,974
Royce Total Return Fund	4,456,526,921	1,257,299,471	1,400,360,640	143,061,169
Royce Heritage Fund	65,620,065	12,766,863	15,122,756	2,355,893
Royce Opportunity Fund	2,113,281,160	236,140,727	395,120,049	158,979,322
Royce Special Equity Fund	441,161,603	149,714,232	154,091,403	4,377,171
Royce Value Fund	384,437,641	5,385,881	24,444,252	19,058,371
Royce Value Plus Fund	1,008,031,100	43,593,070	89,573,863	45,980,793
Royce Technology Value Fund	21,585,063	(718,610)	1,393,023	2,111,633
Royce 100 Fund	32,746,972	2,296,920	3,364,859	1,067,939
Royce Discovery Fund	3,789,648	154,471	437,116	282,645
Royce Financial Services Fund	2,645,019	426,621	489,752	63,131
Royce Dividend Value Fund	3,965,968	673,918	804,349	130,431
Royce Select Fund I	19,439,449	3,124,430	4,598,345	1,473,915
Royce Select Fund II	1,098,521	19,622	121,187	101,565
Royce Select Fund III	1,116,459	46,533	96,625	50,092

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Select Funds may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: November 13, 2006

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, The Royce Fund
Date: November 13, 2006